Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	OPXA
Entity Registrant Name	OPEXA THERAPEUTICS, INC.
Entity Central Index Key	0001069308
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 7,834,336	$ 592,004	$ 7,109,215
Other current assets	1,166,430	1,077,546	124,773
Total current assets	9,000,766	1,669,550	7,233,988
Property & equipment, net of accumulated depreciation	1,189,328	1,265,041	1,029,236
Restricted cash	500,000	1,000,000
Deferred financing costs, net of amortization	158,540	211,479
Other long-term assets	104,027
Total assets	10,952,661	4,146,070	8,263,224
Current liabilities:
Accounts payable	830,658	412,096	491,315
Accrued expenses	931,119	473,879	576,545
Deferred revenue	1,395,348
Total current liabilities	3,157,125	885,975	1,067,860
Long term liabilities:
Deferred revenue	3,384,552
Total liabilities	6,918,304	1,262,738	1,067,860
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	79,916	62,494	57,621
Additional paid in capital	117,743,543	112,432,458	107,818,530
Deficit accumulated during the development stage	(113,789,102)	(109,611,620)	(100,680,787)
Total stockholders' equity	4,034,357	2,883,332	7,195,364
Total liabilities and stockholders' equity	10,952,661	4,146,070	8,263,224
Unrelated Party
Long term liabilities:
Convertible debt, net of unamortized discount	301,410	318,658
Related Party Transactions
Long term liabilities:
Convertible debt, net of unamortized discount	$ 75,217	$ 58,105

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property & equipment, accumulated depreciation	$ 1,572,821	$ 1,494,510	$ 1,193,601
Deferred financing costs, amortization	111,578	58,639	0
Convertible debt, unamortized discount		3,708,237
Preferred stock, no par value
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	7,991,559	6,249,369	5,762,028
Common stock, shares outstanding	7,991,559	6,249,369	5,762,028
Unrelated Party
Convertible debt, unamortized discount	2,253,590	3,136,342	0
Related Party Transactions
Convertible debt, unamortized discount	$ 554,783	$ 571,895	$ 0

Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		119 Months Ended	122 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenue:
Option Revenue	$ 220,100					$ 220,100
Research and development	1,621,366	1,490,097	6,318,476	3,340,038	76,497,351	78,118,717
General and administrative	1,102,435	816,196	2,508,541	2,406,269	30,117,616	31,220,051
Depreciation	78,311	67,355	303,677	210,252	1,650,158	1,728,469
Loss on disposal of assets			3,097	9,686	513,345	513,345
Operating loss	(2,582,012)	(2,373,648)	(9,133,791)	(5,966,245)	(108,778,470)	(111,360,482)
Interest income	1,874	136	280	932	1,358,697	1,360,571
Other income and expense, net	37,910				661,146	699,056
Gain on extinguishment of debt					1,612,440	1,612,440
Gain on derivative instruments			552,978		1,941,826	1,941,826
Gain on sale of technology					3,000,000	3,000,000
Interest expense	(1,635,254)	(487)	(350,300)	(3,135)	(9,407,259)	(11,042,513)
Net loss	$ (4,177,482)	$ (2,373,999)	$ (8,930,833)	$ (5,968,448)	$ (109,611,620)	$ (113,789,102)
Basic and diluted loss per share	$ (0.58)	$ (0.41)	$ (1.54)	$ (1.06)
Weighted average shares outstanding	7,239,102	5,762,028	5,785,372	5,633,124

Consolidated Statements of Changes In Stockholders' Equity (USD $)	Total	Cash	Beneficial Conversion Feature	Warrants Attached to Debt	Services	Licensing Agreements	Reverse merger with Sportan	Convertible debt	Debt	Repurchase Agreements	Accrued Interest	Common Stock	Common Stock Cash	Common Stock Services	Common Stock Licensing Agreements	Common Stock Reverse merger with Sportan	Common Stock Convertible debt	Common Stock Debt	Common Stock Repurchase Agreements	Common Stock Accrued Interest	Additional Paid in Capital	Additional Paid in Capital Cash	Additional Paid in Capital Beneficial Conversion Feature	Additional Paid in Capital Warrants Attached to Debt	Additional Paid in Capital Services	Additional Paid in Capital Licensing Agreements	Additional Paid in Capital Reverse merger with Sportan	Additional Paid in Capital Convertible debt	Additional Paid in Capital Debt	Additional Paid in Capital Repurchase Agreements	Additional Paid in Capital Accrued Interest	Accumulated Deficit
Beginning balances at Jan. 22, 2003
Shares repurchased and cancelled (in shares)												(42,656)
Shares repurchased and cancelled	$ (325)											$ (21,328)									$ 21,003
Discount related to:
Discount			28,180	28,180																			28,180	28,180
Shares issued (in shares)													131,250
Shares issued		1,000											65,625									(64,625)
Net loss	(126,003)																															(126,003)
Ending Balances at Dec. 31, 2003	(68,968)											44,297									12,738											(126,003)
Ending Balances (in shares) at Dec. 31, 2003												88,594
Acquisition of Opexa (in shares)												62,500
Acquisition of Opexa	23,750,000											31,250									23,718,750
Conversion of convertible notes (in shares)												15,187
Conversion of convertible notes	248,370											7,594									240,776
Shares cancelled (in shares)												(2,000)
Shares cancelled												(1,000)									1,000
Discount related to:
Discount			855,849	1,848,502																			855,849	1,848,502
Shares issued (in shares)													562	51,625	6,067	24,934	4,025
Shares issued		9,000			849,000	427,075	(147,733)	288,366					281	25,813	3,033	12,467	2,012					8,719			823,187	424,042	(160,200)	286,354
Option expense	123,333																				123,333
Net loss	(31,411,736)																															(31,411,736)
Ending Balances at Dec. 31, 2004	(3,228,942)											125,747									28,183,050											(31,537,739)
Ending Balances (in shares) at Dec. 31, 2004												251,494
Discount related to:
Discount			831,944	1,433,108																			831,944	1,433,108
Shares issued (in shares)													97,362	6,000	7,298		152,756	575
Shares issued		5,346,217			1,012,400	1,868,384		7,649,446	161,000				48,681	3,000	3,649		76,378	288				5,297,536			1,009,400	1,864,735		7,573,068	160,712
Warrant expense	2,373,888																				2,373,888
Option expense	2,487,741																				2,487,741
Transition of warrants from equity instruments to liability instruments	(10,658,496)																				(10,658,496)
Net loss	(14,856,724)																															(14,856,724)
Ending Balances at Dec. 31, 2005	(5,580,034)											257,743									40,556,686											(46,394,463)
Ending Balances (in shares) at Dec. 31, 2005												515,485
Discount related to:
Shares issued (in shares)													1,150,000					8,707
Shares issued		21,153,519							180,000				575,000					4,354				20,578,519							175,646
Warrant expense	1,568,966																				1,568,966
Option expense	2,749,617																				2,749,617
Net loss	(12,649,170)																															(12,649,170)
Ending Balances at Dec. 31, 2006	7,422,898											837,097									65,629,434											(59,043,633)
Ending Balances (in shares) at Dec. 31, 2006												1,674,192
Change in derivative liability	6,656,676																				10,658,496											(4,001,820)
Discount related to:
Warrant expense	845,275																				845,275
Option expense	1,876,103																				1,876,103
Net loss	(14,667,367)																															(14,667,367)
Ending Balances at Dec. 31, 2007	2,133,585											837,097									79,009,308											(77,712,820)
Ending Balances (in shares) at Dec. 31, 2007												1,674,192
Issuance of warrants for cash	603,850																				603,850
Discount related to:
Shares issued (in shares)													1,375,968	11,300
Shares issued		8,651,579			48,965								687,984	5,650								7,963,595			43,315
Option expense	1,901,570																				1,901,570
Net loss	(11,852,152)																															(11,852,152)
Ending Balances at Dec. 31, 2008	1,487,397											1,530,731									89,521,638											(89,564,972)
Beginning balances (in shares) at Dec. 31, 2008												3,061,460
Cumulative effect of change in accounting principle	(220,835)																				(1,976,457)											1,755,622
Par value adjustment												(1,500,117)									1,500,117
Change in derivative liability	587,609																				587,609
Discount related to:
Discount				37,453				439,493																37,453				439,493
Shares issued (in shares)													637,500
Shares issued		4,689,165											6,375									4,682,790
Exercise of options (in shares)	15,193											15,100
Exercise of options	63,604											151									63,453
Exercise of warrants (in shares)												154,991
Exercise of warrants	1,074,935											1,550									1,073,385
Option expense	650,249																				650,249
Net loss	(1,433,922)																															(1,433,922)
Ending Balances at Dec. 31, 2009	7,375,148											38,690									96,579,730											(89,243,272)
Ending Balances (in shares) at Dec. 31, 2009												3,869,051
Conversion of convertible notes (in shares)												690,045
Conversion of convertible notes	1,380,091											6,900									1,373,191
Discount related to:
Shares issued (in shares)														13,750
Shares issued					64,350									138											64,212
Exercise of options (in shares)	36,284											35,380
Exercise of options	109,641											354									109,287
Exercise of warrants (in shares)												8,500
Exercise of warrants												85									(85)
Option expense	508,550																				508,550
Net loss	(5,469,067)																															(5,469,067)
Ending Balances at Dec. 31, 2010	3,968,713											46,167									98,634,885											(94,712,339)
Ending Balances (in shares) at Dec. 31, 2010												4,616,726
Discount related to:
Shares issued (in shares)													1,132,726	12,576
Shares issued		8,618,157			87,028								11,328	126								8,606,829			86,902
Option expense	489,914																				489,914
Net loss	(5,968,448)																															(5,968,448)
Ending Balances at Dec. 31, 2011	7,195,364											57,621									107,818,530											(100,680,787)
Ending Balances (in shares) at Dec. 31, 2011												5,762,028
Change in derivative liability	1,761,657																				1,761,657
Discount related to:
Discount			1,497,634																				1,497,634
Shares issued (in shares)													267,610						56,507	163,224
Shares issued		333,970								149,131	185,683		2,676						565	1,632		331,294								148,566	184,051
Option expense	690,726																				690,726
Net loss	(8,930,833)																															(8,930,833)
Ending Balances at Dec. 31, 2012	2,883,332											62,494									112,432,458											(109,611,620)
Beginning balances (in shares) at Dec. 31, 2012												6,249,369
Conversion of convertible notes (in shares)	365,263											365,263
Conversion of convertible notes	1,000,000											3,652									996,348
Discount related to:
Discount			141,829	195,969																			141,829	195,969
Shares issued (in shares)													1,376,927
Shares issued		3,579,522											13,770									3,565,752
Exercise of options (in shares)
Warrant expense	219,553																				219,553
Option expense	191,634																				191,634
Net loss	(4,177,482)																															(4,177,482)
Ending Balances at Mar. 31, 2013	$ 4,034,357											$ 79,916									$ 117,743,543											$ (113,789,102)
Ending Balances (in shares) at Mar. 31, 2013												7,991,559

Consolidated Statements of Changes In Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share purchase agreement, value	$ 1.5

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		119 Months Ended	122 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities
Net loss	$ (4,177,482)	$ (2,373,999)	$ (8,930,833)	$ (5,968,448)	$ (109,611,620)	$ (113,789,102)
Adjustments to reconcile net loss to net cash used in operating activities
Stock payable for acquired research and development					112,440	112,440
Stock issued for acquired research and development					26,286,589	26,286,589
Stock issued for services				87,028	2,061,743	2,061,743
Stock issued for debt in excess of principal					109,070	109,070
Amortization of discount on notes payable due to warrants and beneficial conversion feature	1,237,662		104,032		6,856,730	8,094,392
Gain on extinguishment of debt					(1,612,440)	(1,612,440)
Depreciation	78,311	67,355	303,677	210,252	1,650,158	1,728,469
Amortization of debt financing costs	52,939		58,639		583,017	635,956
Option and warrant expense	411,187	205,420	690,726	489,914	16,265,933	16,677,120
Loss/(Gain) on derivative instruments			(552,978)		(1,941,826)	(1,941,826)
Loss on disposal of fixed assets			3,097	9,686	513,345	513,345
Changes in:
Deferred revenue	4,779,900					4,779,900
Other current assets	(115,589)	(880,983)	(611,607)	(39,248)	(1,153,053)	(1,268,642)
Accounts payable - third parties and related parties	418,562	1,022,532	(71,410)	(13,028)	(160,651)	257,911
Accrued expenses	457,240	(225,743)	83,018	234,923	605,238	1,062,478
Other assets	(104,027)					(104,027)
Net cash provided by (used in) operating activities	3,038,703	(2,185,418)	(8,923,639)	(4,988,921)	(59,435,327)	(56,396,624)
Cash flows from investing activities
Purchase of property & equipment	(2,598)	(245,841)	(550,389)	(296,949)	(2,222,199)	(2,224,797)
Restricted cash	500,000		(1,000,000)		(1,000,000)	(500,000)
Net cash provided by (used in) investing activities	497,402	(245,841)	(1,550,389)	(296,949)	(3,222,199)	(2,724,797)
Cash flows from financing activities
Common stock and warrants sold for cash, net of offering costs	3,623,738		381,309	8,618,157	49,453,797	53,077,535
Common stock repurchased and canceled					(325)	(325)
Proceeds from exercise of warrants and options					1,248,588	1,248,588
Deferred financing and offering costs	(17,511)		(509,492)		(509,492)	(527,003)
Repayments on loan payable				(35,607)	(311,222)
Repayments on notes payable	(450,000)					(761,222)
Net cash provided by financing activities	3,706,227		3,956,817	8,582,550	63,249,530	66,955,757
Net change in cash and cash equivalents	7,242,332	(2,431,259)	(6,517,211)	3,296,680	592,004	7,834,336
Cash and cash equivalents at beginning of period	592,004	7,109,215	7,109,215	3,812,535
Cash and cash equivalents at end of period	7,834,336	4,677,956	592,004	7,109,215	592,004	7,834,336
Cash paid for:
Income tax
Interest	18,647	487	1,946	3,135	155,109	173,756
NON-CASH TRANSACTIONS
Issuance of common stock to Sportan shareholders					147,733	147,733
Issuance of common stock for accrued interest			185,683		789,287	789,287
Issuance of warrants to placement agent					37,453	37,453
Conversion of notes payable to common stock	1,000,000				7,709,980	8,709,980
Conversion of accrued liabilities to common stock					197,176	197,176
Conversion of accounts payable to note payable					93,364	93,364
Discount on convertible notes relating to:
Warrants	195,969		2,314,635		5,974,372	6,170,341
Beneficial conversion feature	141,829		1,497,634		3,303,153	3,444,982
Stock attached to notes					1,287,440	1,287,440
Fair value of derivative instrument					4,680,220	4,680,220
Derivative reclassified to equity			1,761,657		2,349,266	2,349,266
Unpaid additions to property and equipment		182,952	7,812	136,266	144,078
Amortization of deferred offering costs to paid-in capital	45,450		47,339		47,339	92,789
Shares issued as deferred offering costs	1,234		149,131		149,131	150,365
Third Parties
Cash flows from financing activities
Proceeds from convertible debt	550,000		3,455,000		12,738,184	13,288,184
Related Parties
Cash flows from financing activities
Proceeds from convertible debt	100,000		630,000		630,000	730,000
Related Party
Cash flows from financing activities
Repayments on notes payable	$ (100,000)					$ (100,000)

Business Overview and Summary of Accounting Policies	12 Months Ended
Dec. 31, 2012
Business Overview and Summary of Accounting Policies

Note 1. Business Overview and Summary of Accounting Policies

Description of Business. Opexa Therapeutics, Inc. (“Opexa” or “the Company”) was initially incorporated as Sportan United Industries, Inc. (“Sportan”) in Texas in March 1991. In June 2004, PharmaFrontiers Corp. (“PharmaFrontiers”) was acquired by Sportan in a transaction accounted for as a reverse acquisition. PharmaFrontiers’ stockholders were issued Sportan shares in exchange for all of the outstanding common shares of PharmaFrontiers. Concurrent with the transaction, Sportan changed its name to PharmaFrontiers. During its development stage as a biopharmaceutical company, PharmaFrontiers acquired the worldwide exclusive license to a stem cell technology developed at Argonne National Laboratory, a U.S. Department of Energy Laboratory operated by the University of Chicago, in which adult multi-potent stem cells are derived from monocytes obtained from the patient’s own blood (the “Stem Cell License”). A patent application was filed in November 2003 with the United States Patent and Trade Office regarding the technology involved in the Stem Cell License. The initial focus for this technology is the further development of this monocyte-derived stem cell technology as a platform for the in vitro generation of highly specialized cells for potential application in autologous cell therapy for patients with diabetes mellitus (the “Diabetes Program”).

In October 2004, PharmaFrontiers acquired all of the outstanding stock of Opexa Pharmaceuticals, Inc. (“Opexa Pharmaceuticals”), a biopharmaceutical company that previously acquired the exclusive worldwide license from Baylor College of Medicine to an patient specific, autologous T-cell immunotherapy, Tcelna™ (formerly known as Tovaxin®), for the initial treatment of multiple sclerosis (MS). In June 2006, the Company changed its name to Opexa Therapeutics, Inc. from PharmaFrontiers Corp. and, in January 2007, Opexa Therapeutics, Inc., the parent, merged with its wholly owned subsidiary, Opexa Pharmaceuticals with Opexa Therapeutics, Inc. being the surviving company.

In August 2009, Opexa entered into an exclusive agreement with Novartis Institutes for BioMedical Research, Inc. (“Novartis”) whereby Novartis acquired Opexa’s rights to the Stem Cell License and associated technology platform and had full responsibility for funding and carrying out all research, development and commercialization activities. Opexa received an upfront cash payment of $3 million at the time the agreement was entered into and subsequently received $0.5 million as a technology transfer fee milestone. In November 2011, Opexa re-acquired the stem cell assets from Novartis in consideration for releasing Novartis with respect to any further payment obligations owed to Opexa by Novartis. In connection with the re-acquisition of the stem cell assets, a related license agreement with the University of Chicago was re-assigned to Opexa. Opexa and the University of Chicago entered into a Fourth Amended and Restated License Agreement in connection with such assignment to Opexa.

In September 2012, Opexa initiated a Phase IIb clinical trial of Tcelna in patients with secondary progressive MS (“SPMS”). Previously, in September 2008, the Company completed a Phase IIb clinical study of Tcelna in the relapsing-remitting MS (“RRMS”) indication.

Opexa operates in a highly regulated and competitive environment. The manufacturing and marketing of pharmaceutical products require approval from, and are subject to, ongoing oversight by the Food and Drug Administration, or FDA, in the United States, by the European Medicines Agency, or EMA, in the E.U. and by comparable agencies in other countries. Obtaining approval for a new therapeutic product is never certain and may take many years and may involve expenditure of substantial resources. Tcelna is in development stage and Opexa has not applied for a Biologics License Application (BLA) for Tcelna with the FDA nor a similar regulatory licensure in any other country, and thus Tcelna is not approved to be marketed in any country.

Development Stage Company. Opexa is considered to be in development stage and has had no commercial revenues to date.

Reverse Stock Split. In June, 2006, Opexa effected a one-for-ten reverse stock split of its common stock.

On December 14, 2012, Opexa effected a one-for-four reverse stock split of its common stock (the “1:4 Reverse Stock Split”) which decreased the number of common shares issued and outstanding from approximately 23.6 million shares to approximately 5.9 million shares as of December 14, 2012. The number of authorized shares of common stock and preferred stock remained the same following the 1:4 Reverse Stock Split.

Unless otherwise noted, impacted amounts included in the consolidated financial statements and notes thereto have been retroactively adjusted for the stock splits as if such stock splits occurred on the first day of the first period presented. Impacted amounts include shares of common stock issued and outstanding, shares underlying convertible promissory notes, warrants and stock options, shares reserved, conversion prices of convertible securities, exercise prices of warrants or options, and loss per share. There was no impact on preferred or common stock authorized resulting from the 1:4 Reverse Stock Split.

Principals of Consolidation. The financial statements include the accounts of Opexa and its former wholly-owned subsidiary, Opexa Pharmaceuticals through December 31, 2006. All intercompany accounts and transactions have been eliminated.

The consolidated financial statements include the accounts of Opexa and its wholly owned subsidiary, Opexa Hong Kong Limited (“Opexa Hong Kong”). Opexa Hong Kong was formed in the Hong Kong Special Administrative Region during 2012 in order to facilitate potential development collaborations in the pan-Asian region. Presently, Opexa Hong Kong has not entered into any agreements and has not recognized any revenues as of December 31, 2012. All intercompany transactions and balances between Opexa and Opexa Hong Kong are eliminated in consolidation.

Use of Estimates in Financial Statement Preparation. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Risks and Concentrations. Opexa is exposed to risks associated with foreign currency transactions insofar as it has used U.S. dollars to fund Opexa Hong Kong’s bank account denominated in Hong Kong dollars. As the net position of the unhedged Opexa Hong Kong bank account fluctuates, Opexa’s earnings may be negatively affected. In addition, the reported carrying value of the Company’s Hong Kong dollar-denominated assets and liabilities that remain in Opexa Hong Kong will be affected by fluctuations in the value of the U.S. dollar as compared to the Hong Kong dollar. Opexa currently does not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk as Opexa believes that its overall exposure is relatively limited. As of December 31, 2012, Opexa Hong Kong reported cash and cash equivalents of $3,902 in converted U.S. dollars and does not have any reported liabilities in the consolidated balance sheets.

Cash and Cash Equivalents. For purposes of the statements of cash flows, cash equivalents include all highly liquid investments with original maturities of three months or less. The primary objectives for the fixed income investment portfolio are liquidity and safety of principal. Investments are made with the objective of achieving the highest rate of return consistent with these two objectives. Opexa’s investment policy limits investments to certain types of instruments issued by institutions primarily with investment grade credit ratings and places restrictions on maturities and concentration by type and issuer.

Supplies Inventory. Reagents and supplies that will be used to manufacture Tcelna and placebo product in Opexa’s Phase IIb clinical study are recorded as other current assets. The inventory of these reagents and supplies are determined at the lower of cost or market value with cost determined under the first-in first-out (FIFO) method.

Long-lived Assets. Property and equipment are stated on the basis of historical cost less accumulated depreciation. Depreciation is provided using the straight-line method over the estimated useful lives of the assets. Major renewals and improvements are capitalized, while minor replacements, maintenance and repairs are charged to current operations. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount.

Deferred costs. Opexa incurs costs in connection with a debt or equity offering or in connection with the proceeds pursuant to an execution of a strategic agreement. These costs are recorded as deferred offering or deferred financing costs in the consolidated balance sheets. Such costs may consist of legal, accounting, underwriting fees and other related items incurred through the date of the debt or equity offering or the date of the execution of the strategic agreement. Costs in connection with a debt offering are amortized to interest expense over the term of the note instrument. Costs in connection with the execution of a strategic agreement in which an initial upfront payment is received are offset to the gain recognized in the Consolidated Statements of Expenses. Additional paid in capital includes costs recorded as an offset to proceeds in connection with the completion of an equity offering.

Income Taxes. Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes, and are measured by applying enacted tax rates in effect in years in which the differences are expected to reverse. A valuation allowance is recorded to reduce the net deferred tax asset to zero because it is more likely than not that the deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained upon an examination.

Stock-Based Compensation. Opexa accounts for share-based awards issued to employees and non-employees in accordance with FASB ASC 718. Accordingly, employee share-based payment compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting is over a 3-year period). Additionally, share-based awards to non-employees are expensed over the period in which the related services are rendered at their fair value.

Research and Development. Research and development expenses are expensed in the consolidated statements of expenses as incurred in accordance with FASB ASC 730, Research and Development. Research and development expenses include salaries, related employee expenses, clinical trial expenses, research expenses, consulting fees, and laboratory costs. In instances in which the Company enters into agreements with third parties for research and development activities, Opexa may prepay fees for services at the initiation of the contract. Opexa records the prepayment as a prepaid asset in the consolidated balance sheets and amortizes the asset into research and development expense in the consolidated statements of operations over the period of time the contracted research and development services are performed. Other types of arrangements with third parties may be fixed fee or fee for service, and may include monthly payments or payments upon completion of milestones or deliverables. Opexa expenses the costs of licenses of patents and the prosecution of patents until the issuance of such patents and the commercialization of related products is reasonably assured. Research and development expense for the years ended December 31, 2012 and 2011 was $6,318,476 and $3,340,038, respectively.

Foreign Currency Translation and Transaction Gains and Losses. Opexa records foreign currency translation adjustments and transaction gains and losses in accordance with FASB ASC 830, Foreign Currency Matters. For the Company’s operations that have a functional currency other than the U.S. dollar, gains and losses resulting from the translation of the functional currency into U.S. dollars for financial statement presentation are not included in determining net loss, but are accumulated in the cumulative foreign currency translation adjustment account as a separate component of stockholders’ equity, except for intercompany transactions that are of a short-term nature with Opexa Hong Kong that are consolidated, combined or accounted for by the equity method in Opexa’s consolidated financial statements. Opexa Hong Kong has transactions in Hong Kong dollars. Opexa records transaction gains and losses in its consolidated statements of operations related to the recurring measurement and settlement of such transactions. For the year ended December 31, 2012, Opexa did not record any gains and losses resulting from the translation of the functional currency into U.S. dollars and thus did not report any cumulative foreign currency translation adjustments in stockholders’ equity in the consolidated balance sheets.

Net Loss per Share. Basic and diluted net loss per share is calculated based on the net loss attributable to common shareholders divided by the weighted average number of shares outstanding for the period excluding any dilutive effects of options, warrants, unvested share awards and convertible securities.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents

Note 2. Cash and Cash Equivalents

At December 31, 2012, Opexa invested approximately $24,500 in a money market fund investing exclusively in high-quality, short-term money market instruments consisting of U.S. government obligations and repurchase agreements collateralized by the U.S. Government. While this fund seeks current income while preserving capital and liquidity, the fund is subject to risk, including U.S. government obligations risk, and is not federally insured or guaranteed by or obligations of the Federal Deposit Insurance Corporation or any other agency. For the 12 months ended December 31, 2012, the money market fund recognized an average market yield of 0.01%. Interest income of $280 was recognized for the year ended December 31, 2012 in the statements of expenses.

At December 31, 2011, Opexa invested approximately $7.0 million in a money market account with an average market yield of 0.01%. Interest income of $932 was recognized for the year ended December 31, 2011 in the statements of expenses.

Opexa issued a total of $4,085,000 in principal amount of convertible secured promissory notes to related parties and third parties on July 25, 2012 (see Note 6 and Note 7). As part of the security interest granted by Opexa to the investors, $1.0 million of the proceeds are required to be maintained in an account subject to a deposit account control agreement while the notes are outstanding. As of December 31, 2012, the $1.0 million balance in the controlled account is reported as restricted cash in the consolidated balance sheets. Subsequent to December 31, 2012, the restricted cash was reduced to $500,000 (see Note 14).

Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Current Assets

Note 3. Other Current Assets

Other current assets consisted of the following at December 31, 2012 and 2011:

Description	2012	2011
Supplies inventory	$604,179	$—
Deferred offering costs	341,166	—
Prepaid expenses	132,201	124,773

	$1,077,546	$124,773

Supplies inventory at December 31, 2012 includes reagents and supplies that will be used to manufacture Tcelna and placebo product in Opexa’s Phase IIb clinical study. Opexa expects to amortize these prepaid reagents and supplies to research and development costs in the consolidated statements of expenses over the course of the clinical study.

Deferred offering costs at December 31, 2012 include costs incurred from third parties in connection with the implementation of an at-the-market program (“ATM Agreement”) in September 2012 pursuant to which Opexa may sell shares of its common stock from time to time depending upon market demand through a sales agent in transactions deemed to be an “at-the-market” offering as defined in Rule 415 of the Securities Act of 1933. As of December 31, 2012, the costs of $101,972 in connection with the implementation of the ATM Agreement were capitalized and are included in other current assets in the consolidated balance sheets. Upon the sales of any shares of common stock under the ATM Agreement, the capitalized costs will be offset against the proceeds of such sales of shares of common stock.

Deferred offering costs at December 31, 2012 also include costs incurred from third parties in connection with the implementation of a $1.5 million Purchase Agreement and a $15 million Purchase Agreement (collectively, the “Purchase Agreements”) in November 2012 pursuant to which Opexa has the right to sell to Lincoln Park Capital Fund, LLC (“Lincoln Park”) an aggregate of up to $16.5 million in shares of its common stock, subject to certain conditions and limitations. As of December 31, 2012, the remaining costs of $216,198 in connection with the implementation of the Purchase Agreements remained capitalized and are included in other current assets in the consolidated balance sheets. Upon the sales of shares of common stock under the Purchase Agreements, the capitalized costs are offset against the proceeds of such sales of shares of common stock.

Deferred offering costs at December 31, 2012 also include costs incurred from third parties in connection with the Option and License Agreement entered into with Ares Trading SA (“Merck”), a wholly owned subsidiary of Merck Serono S.A., on February 4, 2013. Under the terms of the Agreement, the Company received an upfront payment of $5 million on February 20, 2013. As of December 31, 2012, the remaining costs of $22,996 in connection with the Option and License Agreement remained capitalized and are included in other current assets in the consolidated balance sheets.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

Note 4. Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

Description	Life	2012	2011
Computer equipment	3 years	$121,129	$99,603
Office furniture and equipment	5-7 years	274,438	251,170
Software	3 years	149,867	96,097
Laboratory equipment	7 years	1,020,158	994,994
Leasehold improvements	10 years	622,772	603,445
Manufacturing equipment	7 years	571,187	177,528

Subtotal		2,759,551	2,222,837
Less: accumulated depreciation		(1,494,510)	(1,193,601)

Property and equipment, net		$1,265,041	$1,029,236

Property and equipment is carried at cost less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful life of three to ten years, depending upon the type of equipment, except for leasehold improvements which are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter. The cost of repairs and maintenance is charged as an expense as incurred. Depreciation expense totaled $303,677 and $210,252 for the years ended December 31, 2012 and 2011, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 5. Income Taxes

Opexa uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.

At December 31, 2012 and 2011, Opexa had approximately $69 million and approximately $61 million of unused net operating losses, respectively, available for carry forward to future years. The unused net operating losses begin to expire at December 31, 2024. At December 31, 2012 and 2011, Opexa’s deferred tax asset resulting from its cumulative NOLs amounted to $23,678,228 and $20,876,592, respectively which is covered by a full valuation allowance due to uncertainty of Opexa’s ability to generate future taxable income necessary to realize the related deferred tax asset.

Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Convertible Promissory Notes

Note 7. Convertible Promissory Notes

On January 23, 2013, Opexa closed a private offering consisting of convertible notes (the “January 2013 Notes”) and warrants to purchase shares of common stock for gross proceeds of $650,000 of which $100,000 was from a related party (see Note 8). The January 2013 Notes are scheduled to mature on January 23, 2014 and accrue interest at the rate of 12% per annum, compounded annually. The January 2013 Notes are convertible into common stock at the option of the investors at a price of $1.30 per share, subject to certain limitations. The principal balance plus accrued interest is payable within five business days of the receipt by Opexa of an aggregate of at least $7.5 million in proceeds from the sale of its equity securities and/or as payments from one or more partners or potential partners in return for granting a license, other rights, or an option to license or otherwise acquire rights with respect to Tcelna.

The January 2013 Notes were analyzed at issuance for a beneficial conversion feature and Opexa concluded that a beneficial conversion feature exists. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $141,829 of which $21,820 was attributable to the related party. Opexa also analyzed the Notes for derivative accounting consideration and determined that derivative accounting does not apply.

In connection with the issuance of the January 2013 Notes, Opexa also issued Series J warrants to purchase an aggregate of 243,750 shares of Opexa’s common stock (see Note 11), subject to certain limitations and adjustments. The relative fair value of the warrant liabilities of $195,969, together with the beneficial conversion feature of $141,829 were recognized as a debt discount and are amortized to interest expense in the consolidated statements of expenses over the term of the January 2013 Notes using the effective interest method.

On February 26, 2013, following the receipt of $3.25 million in gross proceeds during February 2013 from the sale of common stock and warrants to purchase shares of common stock, and following the receipt of the upfront payment of $5 million from Merck on February 20, 2013, Opexa paid principal and interest totaling $567,368 to holders of the January 2013 Notes, of which $100,000 was to a related party, and issued 77,034 shares of common stock to one holder of the January 2013 Notes who elected to convert the principal of $100,000.

During the quarter ended March 31, 2013, the debt discount of $337,798 in connection with the January 2013 Notes was fully amortized to interest expense.

In February 2013, three of the third party holders of the July 2012 Notes elected to convert their principal amounts of $900,000 into shares of the Company’s Series A convertible preferred stock with further immediate conversion into 288,229 shares of the Company’s common stock. As of March 31, 2013, an aggregate of $3,185,000 in principal amount of the July 2012 Notes to third parties and related parties is reported as long term liabilities in the consolidated balance sheets, of which $630,000 was issued to related parties (see Note 8).

The following table provides a summary of the changes in convertible debt—third parties, net of unamortized discount, during the quarter ended March 31, 2013:

Balance at December 31, 2012	$318,658
January 2013 Notes, face value	550,000
Discount on beneficial conversion feature of January 2013 Notes at issuance	(120,009)
Discount on fair value of Series J warrant liability at issuance	(165,820)
Repayment of January 23, 2013 Notes	(450,000)
Conversion of January 23, 2013 Notes into common stock	(100,000)
Conversion of July 25, 2012 Notes into common stock	(900,000)
Amortization of debt discount to interest expense through March 31, 2013	1,168,581

Balance at March 31, 2013	$301,410

Note 6. Convertible Promissory Notes

On July 25, 2012, Opexa issued a total of $4,085,000 in principal amount of secured convertible promissory notes (“Notes”) to third parties and related parties (collectively, the “Noteholders”), of which an aggregate of $630,000 was issued to related parties (See Note 7). The Notes mature on July 25, 2014 and accrue interest at the rate of 12% per annum, compounded annually. Interest is payable semi-annually on June 30 and December 31 in either cash or registered shares of common stock, at Opexa’s election. The Notes are secured by substantially all of Opexa’s assets and are convertible into a new class of non-voting Series A convertible preferred stock. The Notes can be converted into Series A convertible preferred stock at the option of the investors at a price of $100.00 per share, subject to certain limitations and adjustments. Additionally, Opexa can elect to convert the Notes into Series A convertible preferred stock if (i) Opexa’s common stock closes at or above $10.00 per share for 20 consecutive trading days or (ii) Opexa achieves certain additional funding milestones to continue its clinical trial program. These milestones include (x) executing a strategic agreement with a partner or potential partner by which Opexa will receive a minimum of $5 million to partially fund, or an option to partner with Opexa for, its Phase II clinical trial for Tcelna in patients with SPMS and (y) receiving a minimum of $25 million in additional capital (including the Note offering proceeds) from any partner, potential partner or any other source.

The Series A convertible preferred stock accrues dividends at the rate of 8% per annum, which are cumulative and payable semi-annually on June 30 and December 31 in either cash or registered shares of common stock at Opexa’s election. The Series A convertible preferred stock has a liquidation preference of $100.00 per share, entitling holders to payment from the assets of the Company available for distribution to its shareholders before any payment is made to the holders of the common stock. The Series A convertible preferred stock participates in any dividends or other distributions on shares of common stock (other than dividends payable in shares of common stock) along with the common stock. As a result of anti-dilution adjustments following the November 2012 sale of shares of Opexa’s common stock, the Series A convertible preferred stock is convertible into shares of the Company’s common stock at a price of $3.12 per share (the floor price), subject to certain limitations and conditions, and up to 1,308,236 shares of common stock were issuable if all 12% convertible secured promissory notes issued in the July 2012 financing and outstanding at December 31, 2012 were converted to Series A convertible preferred stock and such stock is then converted into common stock. Additionally, Opexa can elect to convert the Series A convertible preferred stock into common stock if the Company’s common stock closes at or above $16.00 per share for 20 consecutive trading days. As of December 31, 2012, no shares of Series A convertible preferred stock were currently outstanding. Subsequent to December 31, 2012, $900,000 in principal amount of the notes were converted into shares of Series A convertible preferred stock and such shares were then converted into common stock (see Note 14).

As part of the security interest in all of the Company’s assets granted to the Noteholders, $1.0 million of the proceeds is maintained in a controlled account (see Note 2). Subsequent to December 31, 2012, the restricted cash was reduced to $500,000 (see Note 14). The Noteholders were granted certain registration rights for the shares of underlying common stock.

If the Company does not make the required payments when due, either at maturity, or at applicable installment payment dates, or if the Company breaches other terms of the convertible secured notes or related agreements, the Noteholders could elect to declare all amounts outstanding, together with accrued and unpaid interest, to be immediately due and payable. Even if the Company was able to prepay the full amount in cash, any such repayment could leave the Company with little or no working capital for its business. If the Company is unable to repay those amounts, the Noteholders will have a first claim on Opexa’s assets pledged under the convertible secured notes. If the Noteholders should attempt to foreclose on the collateral, it is unlikely that there would be any assets remaining after repayment in full of such secured indebtedness. Any default under the convertible secured notes and resulting foreclosure would have a material adverse effect on Opexa’s financial condition and the Company’s ability to continue its operations.

The Notes were analyzed at issuance for a beneficial conversion feature and Opexa concluded that a beneficial conversion feature exists. The beneficial conversion feature was measured using the commitment-date stock price and was determined to be $1,497,634, of which $230,969 was attributable to related parties. This amount was recorded as a debt discount and is amortized to interest expense in the consolidated statements of expenses over the term of the Notes. Opexa also analyzed the Notes for derivative accounting consideration and determined that derivative accounting does not apply.

In connection with the issuance of the Notes, Opexa also issued Series I warrants to the Noteholders to initially purchase an aggregate of 957,422 shares of Opexa’s common stock at $5.00 per share, subject to certain limitations and adjustments. The warrants have a five-year term and are exercisable six months from the date of issuance, or January 25, 2013. As a result of anti-dilution adjustments, the number of warrant shares for which the Series I warrants are exercisable increased to an aggregate increase of 1,436,121 shares of Opexa’s common stock at an adjusted exercise price of $2.56 per share, subject to further certain limitations and adjustments. As a result, Opexa accounted for these reset provisions in accordance with FASB ASC 815-40, which requires Opexa to record the warrants as a derivative liability at the grant date and to record changes in fair value relating to the warrants at each subsequent balance sheet date (see Note 8). Opexa can redeem the warrants at $0.01 per share if its common stock closes at or above $10.00 per share for 20 consecutive trading days.

The initial fair value of the warrant liabilities of $2,314,635, together with the beneficial conversion feature of $1,497,634 were recognized as a debt discount and are amortized to interest expense in the consolidated statements of expenses over the term of the Notes using the effective interest method. The amortized debt discount for the year-ended December 31, 2012 was $104,032 and Opexa recognized $552,978 as a derivative gain in the consolidated statements of expenses due to the change in fair value of the liability. The unamortized discount as of December 31, 2012 amounted to $3,708,237.

The following table provides a summary of the changes in convertible debt – third parties, net of unamortized discount, during 2012:

Balance at December 31, 2011	$—
July 25, 2012 Notes, face value	3,455,000
Discount on beneficial conversion feature of Notes at issuance	(1,266,665)
Discount on fair value of Series I warrant liability at issuance	(1,957,665)
Amortization of debt discount to interest expense through December 31, 2012	87,988

Balance at December 31, 2012	$318,658

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

Note 8. Related Party Transactions

Investors in the January 2013 Notes offering included one member of Opexa’s Board of Directors who was issued a note with a principal amount of $100,000 (see Note 7).

The following table provides a summary of the changes in convertible debt—related parties, net of unamortized discount, during the quarter ended March 31, 2013:

Balance at December 31, 2012	$58,105
January 2013 Notes, face value	100,000
Discount on beneficial conversion feature of January 2013 Notes at issuance	(21,820)
Discount on fair value of Series J warrant liability at issuance	(30,149)
Repayment of January 23, 2013 Notes	(100,000)
Amortization of debt discount to interest expense through March 31, 2013	69,081

Balance at March 31, 2013	$75,217

For the quarter ended March 31, 2013, cash compensation totaling $25,000 earned by Director David E. Jorden for his service as Opexa’s Acting Chief Financial Officer is reported in general and administrative expense in the consolidated statements of expenses. Concurrent with the appointment of Karthik Radhakrishnan as Chief Financial Officer on March 29, 2013, Mr. Jorden resigned as the Company’s Acting Chief Financial Officer but will continue in his role as director on Opexa’s Board. As of March 31, 2013, cash compensation totaling $8,333 was due to Mr. Jorden and is included in accounts payable in the consolidated balance sheets.

Note 7. Related Party Transactions

Investors in the July 25, 2012 Note offering included two members of Opexa’s Board of Directors and entities affiliated with a third director. Opexa issued an aggregate of $630,000 in principal amount of Notes to the two directors and an entity for which a third director reports beneficial ownership of Opexa securities. In connection with the issuance of such Notes, Opexa also issued warrants to purchase an aggregate of 221,483 shares of common stock. The fair value of the warrants was $356,969. Opexa also determined the Notes contained a beneficial conversation feature with fair value of $230,969. Opexa recorded a total of $587,939 as debt discount associated with the Notes issued to the related parties and amortized $16,044 as interest expense in the consolidated statements of expenses for the year ended December 31, 2012.

On August 15, 2012, Opexa appointed director David E. Jorden as its Acting Chief Financial Officer. As a non-employee officer of Opexa, Mr. Jorden receives cash compensation of $100,000 per annum for his service. For the period of August 15, 2012 through December 31, 2012, cash compensation totaling $37,500 was earned by Mr. Jorden and is reported in general and administrative expense in the consolidated statements of expenses. As of December 31, 2012, cash compensation totaling $8,333 was due to Mr. Jorden and is included in accounts payable in the consolidated balance sheets.

The following table provides a summary of the changes in convertible debt – related parties, net of unamortized discount, during 2012:

Balance at December 31, 2011	$—
July 25, 2012 Notes, face value	630,000
Discount on beneficial conversion feature of Notes at issuance	(230,970)
Discount on fair value of Series I warrant liability at issuance	(356,969)
Amortization of debt discount to interest expense through December 31, 2012	16,044

Balance at December 31, 2012	$58,105

Fair Value of Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Derivative Financial Instruments

Note 8. Fair Value of Derivative Financial Instruments

The carrying value of cash and cash equivalents, receivables, accounts payable and accrued expenses in the consolidated balance sheets approximates their fair values because of the short-term nature of these instruments. The carrying value of the Notes in the consolidated balance sheets approximates fair value since the related rate of interest approximates current market rates. Management believes Opexa is not exposed to significant interest or credit risks arising from these financial instruments.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Opexa utilizes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable.

•	Level 1—Quoted prices in active markets for identical assets or liabilities. These are typically obtained from real-time quotes for transactions in active exchange markets involving identical assets.

•

Level 2—Quoted prices for similar assets and liabilities in active markets; quoted prices included for identical or similar assets and liabilities that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. These are typically obtained from readily-available pricing sources for comparable instruments.

•

Level 3—Unobservable inputs, where there is little or no market activity for the asset or liability. These inputs reflect the reporting entity’s own beliefs about the assumptions that market participants would use in pricing the asset or liability, based on the best information available in the circumstances.

FASB ASC 815, “Accounting for Derivatives and Hedging Activities” (“FASB ASC 815”) specifies that a contract that would otherwise meet the definition of a derivative, but is both (a) indexed to its own stock and (b) classified in stockholders’ equity in the statement of financial position would not be considered a derivative financial instrument. FASB ASC 815 provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer’s own stock, including evaluating the instrument’s contingent exercise and settlement provisions, and thus able to qualify for the FASB ASC 815-10 scope exception. It also clarifies the impact of foreign-currency-denominated strike prices and market-based employee stock option valuation instruments on the evaluation. Initially, Opexa evaluated all of its financial instruments and determined that the Series I warrants associated with the July 2012 Note financing (see Note 6) qualified for treatment under FASB ASC 815. Consequently, the Company recorded a derivative liability of $2,314,635 upon issuance of the warrants and a corresponding discount on the convertible debt. On November 8, 2012, it was determined that the floor for resetting the exercise price was met and no further adjustments to the exercise price of the Series I warrants would occur. Therefore, the Series I warrants were considered indexed to the company’s stock and qualified for the scope exception under FASB ASC 815-10 allowing for a transfer from liability classification to equity classification. Consequently, the remaining derivative liability of $1,761,657 at November 8, 2012 was written off to additional paid in capital.

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments, measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

Balance at December 31, 2011	$—
Fair value of warrant derivative liabilities at issuance	2,314,635
Realized derivative gains included in other income (expense)	(552,978)
Write off of warrant derivative liability to additional paid in capital	(1,761,657)

Balance at December 31, 2012	$—

The fair value of the derivative liabilities are calculated at the time of issuance using the Lattice option pricing model with Monte Carlo simulation. Opexa records a derivative liability for the calculated value. Changes in the fair value of the derivative liabilities are reported in other income (expense) in the consolidated statements of expenses. The variables used in the Lattice option pricing model for the derivative liabilities during the year ended December 31, 2012 include:

	July 25, 2012	September 30, 2012	November 8, 2012
Market value of common stock on measurement date	$2.56	$2.70	$1.96
Projected exercise price	$5.00	$4.52	$4.56
Risk free interest rate	0.56%	0.56%	0.72%
Warrant lives in years	5	4.88	4.71
Expected volatility	193%	193%	194%
Expected dividend yield	0%	0%	0%
Offering price range	$2.56-$6.56	$2.72-$6.72	$2.56-$6.56

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

Note 9. Commitments and Contingencies

In October 2005, Opexa entered into a ten-year lease for its office and research facilities. The facility including the property is leased for a term of ten years with two options for an additional five years each at the then prevailing market rate. Future minimum lease payments under the non-cancellable operating lease are $157,896 for 2013, $157,896 for 2014 and $118,422 for 2015. Rent expense in the consolidated statements of expenses was approximately $136,000 for each of the years ended December 31, 2012 and 2011.

Significant Contractual Service and Milestone Agreements	12 Months Ended
Dec. 31, 2012
Significant Contractual Service and Milestone Agreements

Note 10. Significant Contractual Service and Milestone Agreements

In February 2012, Opexa entered into an agreement with Pharmaceutical Research Associates, Inc. (“PRA”), a contract research organization, in which PRA will provide Opexa with services related to the design, implementation and management of Opexa’s ongoing Phase IIb clinical trial program in SPMS (the “PRA Agreement”). Under the terms of the PRA Agreement, Opexa made upfront cash payments to PRA of $543,766. Future payments by Opexa to PRA under the PRA Agreement are based on the achievement of certain time and performance milestones as presented in the PRA Agreement. In December 2012, Opexa entered into an Amendment #1 to Task Order #1 (the “Amendment”) with PRA in which Opexa agreed to reimburse PRA for additional services and pass-through expenses incurred while performing out-of-scope work. Under the terms of the Amendment, an upfront cash payment of $37,605 is to be made to PRA as payment for certain out-of-scope tasks performed by PRA and future payments by Opexa to PRA under the PRA Agreement on the achievement of certain time milestones in the Amendment. Total payments to PRA during 2012, which were charged to expense, amounted to $1,382,236. Unless terminated by either party without cause on 60 days prior notice or on shorter notice with cause, the initial term of the PRA Agreement is for four years and automatically renews for successive one year terms.

During 2012, Opexa entered into individual Clinical Trial Agreements with 18 clinical institutions (the “Institutions”) across the U.S. and 18 principal investigators (the “Investigators”) acting within their employment or agent positions within their clinical institution. Under the terms of each Clinical Trial Agreement, each of the Investigators will identify and recruit subjects with SPMS meeting certain enrollment requirements and conduct clinical research in conjunction with Opexa’s Phase IIb clinical study, and each of the Institutions will provide appropriate resources and facilities so the Institution’s Investigator can conduct Opexa’s Phase IIb clinical study in a timely and professional manner and according to the terms of the Clinical Trial Agreement. Under the terms of each Clinical Trial Agreement, Opexa paid an upfront cash payment to each Institution for start-up and other costs which were charged directly to expense. Future payments by Opexa to the Institutions during the term of each Clinical Trial Agreement are based on the achievement of certain performance milestones as presented in each Clinical Trial Agreement. Unless terminated by Opexa without cause with 30 days’ notice, or unless terminated by the Institution, Investigator or Opexa for health or safety reasons, the initial term of the Clinical Trial Agreements with each Institution and Investigator is for the duration of their enrolled subjects in the Phase IIb clinical study.

Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity

Note 9. Equity

For the quarter ended March 31, 2013, equity related transactions were as follows:

•	In January 2013, 125,000 shares of common stock were sold and 975 additional commitment shares were issued to Lincoln Park under the $1.5 million purchase agreement for net proceeds of $142,400.

•	365,263 shares of common stock were issued in connection with the conversion of the January 2013 and July 2012 Notes (see Note 7).

•	In February 2013, Opexa sold an aggregate of 167,618 shares of common stock under the ATM Agreement for gross proceeds of $536,417.

•

On February 11, 2013, Opexa sold an aggregate of 1,083,334 units in a registered offering, with each unit consisting of one share of common stock and a warrant to purchase half (0.5) a share of common stock, at a price of $3.00 per unit, for gross proceeds of $3,250,002. The shares of common stock and warrants were immediately separable and were issued separately such that no units were issued. The warrants are exercisable immediately upon issuance, have a four-year term and an exercise price of $3.00 per share. A fee of 6.0% of the gross proceeds was paid to the placement agent.

For the quarter ended March 31, 2013, $350,530 was netted against additional paid in capital as stock offering costs.

Note 11. Equity

Summary information regarding equity related transactions for the years ended December 31, 2011 and December 31, 2012 is as follows:

During 2011, equity related transactions were as follows:

•

In January 2011, 96,189 shares of common stock were sold under the Continuous Offering Program Agreement dated May 14, 2010 (the “2010 ATM Agreement”) for net proceeds of $1,066,286. Compensation and fees totaling $10,826 was paid to the placement agent with respect to the shares sold. The 2010 ATM Agreement was subsequently terminated by Opexa on February 7, 2011.

•

In February 2011, an aggregate of 1,036,622 units were sold in a public offering, with each unit consisting of one share of common stock and a warrant to purchase four-tenths (0.40) of a share of common stock, at a price to the public of $2.05 per unit, for gross proceeds of $8,500,325. The shares of common stock and warrants were immediately separable and were issued separately such that no units were issued. The warrants were exercisable immediately upon issuance, have a five-year term and an exercise price of $10.44 per share. Net proceeds from this offering were approximately $7,551,891 after deducting underwriting discounts and commissions and other estimated offering expenses. The offering closed on February 11, 2011.

•	12,576 shares of common stock valued at their fair value of $87,028 were issued to a consultant in exchange for services.

During 2012, equity related transactions were as follows:

•

In November 2012, Opexa entered into two purchase agreements with Lincoln Park pursuant to which the Company has the right to sell to Lincoln Park an aggregate of up to $16.5 million in shares of common stock, subject to certain conditions and limitations. As consideration for its commitment to purchase shares of common stock pursuant to the $1.5 million purchase agreement, Opexa issued to Lincoln Park 56,507 shares of common stock with a fair value of $149,131.

•	In November and December 2012, 265,000 shares of common stock were sold and 2,610 additional commitment shares were issued to Lincoln Park for net proceeds of $333,970.

•	In December 2012, 163,224 shares of common stock were issued to the Noteholders of the July 2012 Notes as payment of accrued interest.

Stock-Based Compensation/Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation/Options and Warrants

Note 10. Stock-Based Compensation

Stock Options

The 2010 Stock Incentive Plan (the “2010 Plan”) provides for the grant of equity incentive awards to employees, directors and consultants of Opexa in the form of incentive stock options or nonqualified stock options, as well as restricted stock, stock appreciation rights, restricted stock units and performance awards that may be settled in cash, stock or other property. The 2010 Plan is the successor to and continuation of Opexa’s June 2004 Compensatory Stock Option Plan (the “2004 Plan”). A total of 625,000 shares of common stock are authorized to be issued for awards made under the 2010 Plan through September 2020, plus (i) the number of shares subject to stock options outstanding under the 2004 Plan that are forfeited or terminate prior to exercise and would otherwise be returned to the share reserves under the 2004 Plan and (ii) any reserved shares under the 2004 Plan that were not issued or subject to outstanding grants. In addition, shares subject to awards granted under the 2010 Plan that terminate or expire before being exercised or settled will become available for grant under the 2010 Plan. As of March 31, 2013, options to purchase an aggregate of 903,289 shares were issued and outstanding.

Opexa accounts for share-based compensation, including options and nonvested shares, according to the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, “Share Based Payment.” During the three months ended March 31, 2013, Opexa recognized option expense of $191,634 which includes the related expense for the options that are expected to vest based on achievement of their related performance conditions (see below). Unamortized stock compensation expense as of March 31, 2013 amounted to $1,126,780.

Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2013 is presented below:

	Number of Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contract Term (# years)	Intrinsic Value
Outstanding at January 1, 2013	824,620	$5.54
Granted	125,000	2.34
Exercised	—	—
Forfeited and canceled	(46,331)	4.73

Outstanding at March 31, 2013	903,289	$5.14	7.7	$104,769
Exercisable at March 31, 2013	485,124	$6.63	6.5	$100,730

Option awards are granted with an exercise price equal to the market price of Opexa’s stock at the date of issuance, generally have a ten-year life, and have various vesting dates that range from no vesting or partial vesting upon date of grant to full vesting on a specified date. Opexa estimates the fair value of stock options using the Black-Scholes option-pricing model and records the compensation expense ratably over the service period.

During the three months ended March 31, 2013, an option to purchase an aggregate of 125,000 shares was granted to an employee at an exercise price of $2.34. This option has a term of ten years and has a vesting schedule of three years. Fair value of $285,226 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the option issued to an employee during the three months ended March 31, 2013 include (1) discount rate of 1.87%, (2) expected term of 5.25 years, (3) expected volatility of 194% and (4) zero expected dividends.

During the three months ended March 31, 2013, options to purchase 46,331 shares were forfeited and cancelled.

Warrant Activity

A summary of warrant activity for the three months ended March 31, 2013 is presented below:

	Number of Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contract Term (# years)	Intrinsic Value
Outstanding at January 1, 2013	3,579,087	$5.64
Granted	972,918	2.21
Exercised	—	—
Forfeited and canceled	(1,129,359)	7.65

Outstanding at March 31, 2013	3,422,646	$4.01	3.5	$480,000
Exercisable at March 31, 2013	3,422,646	$4.01	3.5	$480,000

In connection with the January 2013 Notes (see Note 7), investors were issued five-year warrants to purchase up to an aggregate of 243,750 shares of common stock, at an exercise price of $1.24 per share. The estimated relative fair value of the investor warrants was $195,969 and was calculated using the Black-Scholes valuation model. The following assumptions were used: (1) no expected dividends, (2) risk free interest rate of 0.76%, (3) expected volatility of 191% and (4) expected life of five years. Opexa can redeem the warrants at $0.01 per share if the Company’s common stock closes at or above $10.00 per share for 20 consecutive trading days.

Pursuant to a waiver executed by the holders of in excess of two-thirds (66-2/3%) of the principal amount of the outstanding July 2012 Notes and accepted by Opexa, the amount of the cash subject to the deposit control agreement was reduced to $500,000 on January 29, 2013. In exchange for such waiver, the Company issued warrants to the holders of the July 2012 Notes to purchase an aggregate of 187,500 shares of the Company’s common stock. The warrants have an exercise price of $1.21 per share and a five-year term. The estimated fair value of the warrants was $219,553 and was calculated using the Black-Scholes valuation model. The following assumptions were used: (1) no expected dividends, (2) risk free interest rate of 0.90%, (3) expected volatility of 191% and (4) expected life of five years. Opexa can redeem the warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.

In connection with the February 2013 registered offering (See Note 10), Opexa issued warrants to the investors on February 11, 2013 to purchase an aggregate of 541,668 shares of common stock at an exercise price of $3.00 per share. These warrants have a term of four years and were immediately exercisable.

Note 12. Options and Warrants

On September 2, 2010, the Board adopted the Opexa Therapeutics, Inc. 2010 Stock Incentive Plan (“the 2010 Plan”) for the granting of equity incentive awards to employees, directors and consultants of Opexa. The 2010 Plan was approved by the Company’s stockholders on October 19, 2010. The 2010 Plan is the successor to and continuation of Opexa’s June 2004 Compensatory Stock Option Plan (the “2004 Plan”). The 2004 Plan reserved a maximum of 575,000 shares of common stock for issuance pursuant to incentive stock options and nonqualified stock options granted to employees, directors and consultants. Awards were made as either incentive stock options or nonqualified stock options, with the Board having discretion to determine the number, term, exercise price and vesting of grants made under the 2004 Plan. All outstanding equity awards granted under the 2004 Plan continue to be subject to the terms and conditions as set forth in the agreements evidencing such stock awards and the terms of the 2004 Plan, but no additional awards will be granted under the 2004 Plan subsequent to approval of the 2010 Plan. Under the 2010 Plan, the total number of shares of common stock reserved for issuance consists of 625,000 shares plus the number of shares subject to stock options outstanding under the 2004 Plan that are forfeited or terminate prior to exercise and would otherwise be returned to the share reserves under the 2004 Plan and any reserved shares not issued or subject to outstanding grants, up to a maximum of 793,204 shares. The 2010 Plan provides for the grant of incentive stock options or nonqualified stock options, as well as restricted stock, stock appreciation rights, restricted stock units and performance awards that may be settled in cash, stock or other property. The Board of Directors or Compensation Committee, as applicable, administers the 2010 Plan and has discretion to determine the recipients, the number and types of stock awards to be granted and the terms and conditions of the stock awards, including the period of their exercisability and vesting. Subject to a limitation on repricing without stockholder approval, the Board or Compensation Committee, as applicable, may also determine the exercise price of options granted under the 2010 Plan.

Employee Options:

During 2011, options to purchase 43,750 shares of common stock were granted by Opexa to its employees at an exercise price of $6.24. These options have a term of ten years and vest over three years. Fair value of $268,451 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for options issued during the year ended December 31, 2011 include (1) discount rate of 3.36%, (2) expected term of six years, (3) expected volatility of 192% and (4) zero expected dividends.

During 2011, options to purchase 18,750 shares were forfeited and cancelled.

Opexa recorded $304,024 stock-based compensation expense to management and employees during 2011. Unamortized stock-based compensation expense as of December 31, 2011 amounted to $364,064.

During 2012, options to purchase an aggregate of 107,832 shares were granted to employees, at exercise prices ranging from $1.80 to $3.80. These options have terms of ten years and have a vesting schedule of three years. Fair value of $381,020 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for these options include (1) discount rate range of 1.40% and 1.98%, (2) expected term of 5.25 to 7 years, (3) expected volatility range of 180% and 183% and (4) zero expected dividends.

During 2012, options to purchase an aggregate of 254,756 shares were granted to senior management, based on the achievement of future performance-based, strategic milestone objectives, at an exercise price of $3.80. These options have terms of ten years and have vesting schedules of three years commencing after the two specific milestone objectives have been individually met. Fair value of $964,715 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for these options include (1) discount rate of 1.98%, (2) expected term of ten years, (3) expected volatility of 183% and (4) zero expected dividends. As of December 31, 2012, one of the two specific milestone objectives had been individually met and an aggregate of 82,009 shares granted to senior management commenced vesting during 2012.

During 2012, options to purchase 4,678 shares were forfeited and cancelled.

Opexa recorded $549,150 stock-based compensation expense to management and employees during 2012, which included the related expense for the options that are expected to vest based on achievement of their related performance conditions. Unamortized stock compensation expense as of December 31, 2012 amounted to $1,142,135.

Non-Employee Options:

During 2011, options to purchase 32,407 shares of common stock were granted by Opexa to its consultants and directors at exercise prices ranging from $3.80 to $7.12. These options have terms of two to ten years, and have vesting dates that vary from either full or partial vesting at date of grant to full vesting within one to two years of the date of grant. Fair value of $196,783 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for options issued during the year ended December 31, 2011 include (1) discount rate range of 0.25% to 3.50%, (2) expected term of two to five and one-quarter years, (3) expected volatility of 85%—198% and (4) zero expected dividends.

Opexa recorded $185,890 stock-based compensation expense to consultants and directors during 2011. Unamortized stock-based compensation expense as of December 31, 2011 amounted to $19,658.

During 2012, an option to purchase an aggregate of 18,750 shares was granted to Opexa’s non-employee Acting Chief Financial Officer at an exercise price of $2.04 in connection with his appointment. This option has a term of ten years, with one-third of the shares vesting immediately, one-third of the shares vesting on December 31, 2012 and the remaining one-third of the shares vesting at the earlier of June 30, 2013 or the appointment of a permanent chief financial officer. Fair value of $37,096 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for this option include (1) discount rate of 1.80%, (2) expected term of 5.25 years, (3) expected volatility of 185% and (4) zero expected dividends.

During 2012, options to purchase an aggregate of 30,600 shares were granted to directors for service on Opexa’s Board at an exercise price of $3.76. Options to purchase an aggregate of 10,000 shares have terms of 10 years, with 50% of the shares vesting immediately and 50% vesting one year from the date of grant. Options to purchase the remaining 20,600 shares will expire on the earlier of 10 years or a change in control of the Company, with 50% of the shares vesting immediately and 50% vesting on December 31, 2012. Fair value of $111,428 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for these options include (1) discount rate of 2.03%, (2) expected term of 5.25 years, (3) expected volatility of 186% and (4) zero expected dividends.

During 2012, options to purchase 25,563 shares were forfeited and cancelled.

Opexa recorded $141,576 of stock-based compensation expense to consultants and directors during 2012. Unamortized stock compensation expense as of December 31, 2012 amounted to $14,770.

Broker and Investor Warrants:

During 2011, warrants to purchase 671,972 shares were forfeited.

In connection with Opexa’s February 2011 public offering, Opexa issued warrants to purchase an aggregate of 414,650 shares of common stock to the investors at an exercise price of $10.44 per share. These warrants have a term of five years and were immediately exercisable.

During 2012, warrants to purchase 464,584 shares were forfeited.

In connection with Opexa’s July 25, 2012 private offering of the Notes (see Note 6), Opexa issued warrants to purchase an aggregate of 1,436,121 shares of common stock at a current adjusted exercise price of $2.56 per share, subject to certain limitations and adjustments. These warrants have a term of five years and are initially exercisable on January 25, 2013.

At December 31, 2011, the aggregate intrinsic value of the outstanding options and warrants was $227,567 and $435,913, respectively. At December 31, 2012, the aggregate intrinsic value of the outstanding options and warrants was $13,846 and $57,891, respectively.

Summary information regarding options and warrants from December 31, 2006 is as follows:

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2006	190,426	$45.92	917,590	$78.04
Year ended December 31, 2007:
Granted	73,475	21.12	—	—
Forfeited and canceled	(4,336)	30.96	—	—

Outstanding at December 31, 2007	259,565	$39.16	917,590	$78.04
Year ended December 31, 2008:
Granted	160,100	4.50	1,682,209	7.84
Forfeited and canceled	(31,617)	24.41	—	—

Outstanding at December 31, 2008	388,048	$25.88	2,599,799	$32.60
Year ended December 31, 2009:
Granted	193,583	3.83	801,143	6.68
Exercised	(15,193)	4.21	(179,691)	6.64
Forfeited and canceled	(85,605)	42.22	(52,082)	20.00

Outstanding at December 31, 2009	480,833	$14.80	3,169,169	$27.72
Year ended December 31, 2010:
Granted	38,138	8.34	1,966	8.00
Exercised	(36,284)	3.56	(17,102)	8.40
Forfeited and canceled	(97,171)	36.62	(289,160)	117.60

Outstanding at December 31, 2010	385,516	$8.60	2,864,873	$11.00
Year ended December 31, 2011:
Granted	76,157	6.29	414,649	10.44
Exercised	—	—	—	—
Forfeited and canceled	(18,750)	20.00	(671,972)	23.72

Outstanding at December 31, 2011	442,923	$7.71	2,607,550	$6.66
Year ended December 31, 2012:
Granted	411,938	3.68	1,436,121	2.56
Exercised	—	—	—	—
Forfeited and canceled	(30,241)	11.80	(464,584)	6.12

Outstanding at December 31, 2012	824,620	$5.54	3,579,087	$5.64

Summary of options outstanding and exercisable as of December 31, 2012 is as follows:

Range of Exercise Prices	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
$ 0.88 to $ 4.99	5.84	599,706	258,337
5.00 to 9.99	1.58	178,054	157,221
10.00 to 39.20	0.21	46,860	46,860

$ 0.88 to $39.20	7.63	824,620	462,418

Summary of warrants outstanding and exercisable as of December 31, 2012 is as follows:

Range of Exercise Prices	Weighted Average Remaining Contractual Life (years)	Number of Warrants Outstanding	Number of Warrants Exercisable
$ 0.18 to $ 4.99	1.86	1,850,102	413,981
5.00 to 9.99	0.04	1,068,905	1,068,905
10.00 to 10.44	0.53	660,080	660,080

$ 0.18 to $10.44	2.43	3,579,087	2,142,966

Licenses and Gain on Extinguishment of Debt	12 Months Ended
Dec. 31, 2012
Licenses and Gain on Extinguishment of Debt

Note 13. Licenses and Gain on Extinguishment of Debt

University of Chicago License Agreement

In 2004, Opexa entered into an agreement with the University of Chicago (“University”) for the worldwide license to technology developed at Argonne National Laboratory, a U.S. Department of Energy Laboratory operated by the University. The license was later amended granting Opexa an exclusive, non-transferable worldwide license to the University’s stem cell technology. In consideration for the license and amendment, Opexa paid the University a total of $232,742 and issued the University 53,462 shares of common stock valued at $2,295,461. Opexa also agreed to pay the University $1.5 million and to issue the University 21,623 shares of Opexa common stock. In April 2007, the $1.5 million cash payment obligation was extended until July 31, 2007 and the obligation to issue shares of Opexa’s common stock was extended until July 31, 2007, with $112,440 accrued as of June 30, 2007.

In July 2007, Opexa entered into a second amended and restated license agreement with the University that eliminated the obligations under the prior agreement for the payment of $1.5 million due July 31, 2007 and the obligation to issue 21,623 shares of Opexa common stock. These obligations were recorded as an intangible asset, with the liabilities recorded as a notes payable—current portion of $1.5 million and a stock payable of $112,440. As a result of the amendment and restatement of the license agreement with the University, $1,612,440 was reported as a gain on extinguishment of liability. Opexa applied the accounting guidance related to transfers and servicing of financial assets and extinguishments of liabilities as well as the guidance on debtor’s accounting for a modification or exchange of debt instruments. In August 2009, the University of Chicago license agreement was assigned to Novartis as part of Opexa’s sale of its stem cell technology platform to Novartis, and effective November 2, 2011, the license agreement was re-assigned to Opexa and the license agreement was amended and restated, as further described below.

Stem Cell Technology Agreement

In August 2009, Opexa entered into an exclusive agreement with Novartis for the further development of its stem cell technology. This technology, which has generated preliminary data, was in early preclinical development. Under the terms of the agreement, Novartis acquired the stem cell technology from Opexa and Novartis had full responsibility for funding and carrying out all research, development and commercialization activities. Opexa received an upfront cash payment of $3 million at the time the agreement was entered into and subsequently received $0.5 million as a technology transfer milestone fee.

In November 2011, Opexa re-acquired the stem cell assets from Novartis in consideration for releasing Novartis with respect to any further payment obligations owed to Opexa by Novartis In connection with the re-acquisition of the stem cell assets, a related license agreement with the University of Chicago was re-assigned to Opexa. Opexa and the University of Chicago entered into a Fourth Amended and Restated License Agreement in connection with such assignment to Opexa.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events

Note 11. Subsequent Events

Subsequent to March 31, 2013, Opexa granted its directors, officers and employees options to purchase an aggregate of 207,822 shares of common stock with a fair value of $356,335 at an exercise price of $1.75.

Subsequent to March 31, 2013, Opexa issued 123,231 shares of common stock to the Noteholders of the July 2012 Notes as payment of accrued interest through June 30, 2013.

Note 14. Subsequent Events

In January 2013, 125,000 shares of common stock were sold and 975 additional commitment shares were issued to Lincoln Park under the $1.5 million purchase agreement for net proceeds of $142,400.

On January 23, 2013, Opexa closed a private offering consisting of convertible notes (the “January 2013 Notes”) and warrants to purchase shares of common stock for gross proceeds of $650,000 of which $100,000 was from a related party. The January 2013 Notes were scheduled to mature on January 23, 2014 and accrued interest at the rate of 12% per annum, compounded annually. The January 2013 Notes were convertible into common stock at the option of the investors at a price of $1.30 per share, subject to certain limitations. The principal balance plus accrued was payable within five business days of the receipt by Opexa of an aggregate of at least $7.5 million in proceeds from the sale of its equity securities and/or as payments from one or more partners or potential partners in return for granting a license, other rights, or an option to license or otherwise acquire rights with respect to Tcelna. On February 26, 2013, following the receipt of proceeds in excess of $7.5 million, Opexa paid principal and interest totaling $567,368 to holders of the January 2013 Notes and issued 77,034 shares of common stock to one holder of the January 2013 Notes who elected to convert the principal into common stock.

The warrants related to the January 2013 Notes financing have an exercise price of $1.24 per share, a five-year term and are exercisable for a maximum of 243,750 shares of common stock, subject to certain limitations. The Company can redeem the warrants at $0.01 per share if the Company’s common stock closes at or above $10.00 per share for 20 consecutive trading days.

Pursuant to the convertible secured promissory note financing effected by Opexa on July 25, 2012 (the “July 2012 Notes”), $1.0 million of the gross proceeds are maintained in a segregated account and subject to a deposit control agreement while the July 2012 Notes are outstanding. Pursuant to a waiver executed by the holders of in excess of two-thirds (66-2/3%) of the principal amount of the outstanding July 2012 Notes and accepted by Opexa, the amount of the cash subject to the deposit control agreement was reduced to $500,000 on January 29, 2013. In exchange for such waiver, the Company issued warrants to the holders of the July 2012 Notes to purchase an aggregate of 187,500 shares of the Company’s common stock. The warrants have an exercise price of $1.21 per share and a five-year term. The Company can redeem the warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.

In February 2013, three of the holders of the July 2012 Notes elected to convert an aggregate of $900,000 of the July 2012 Notes into shares of the Company’s Series A convertible preferred stock with further immediate conversion into shares of the Company’s common stock. Accordingly, the Company issued an aggregate of 288,229 shares of common stock to the holders.

In February 2013, Opexa sold an aggregate of 167,618 shares of common stock under the ATM Agreement dated September 6, 2012 for gross proceeds of $536,417. Under the ATM Agreement, Opexa may sell an aggregate of up to 1,000,000 shares of common stock from time to time through the placement agent with a commission equal to 3% of the gross proceeds. Opexa paid compensation and fees totaling $16,105 to the placement agent with respect to the shares sold.

On February 4, 2013, Opexa entered into an option and license agreement with Merck. Pursuant to the agreement, Merck has an option to acquire an exclusive, worldwide (excluding Japan) license of the Company’s Tcelna program for the treatment of multiple sclerosis. Under the terms of the agreement, the Company received an upfront payment of $5 million on February 20, 2013.

On February 11, 2013, Opexa sold an aggregate of 1,083,334 units in a registered offering, with each unit consisting of one share of common stock and a warrant to purchase half (0.5) a share of common stock, at a price of $3.00 per unit, for gross proceeds of $3,250,002. The shares of common stock and warrants were immediately separable and were issued separately such that no units were issued. The warrants are exercisable immediately upon issuance, have a four-year term and an exercise price of $3.00 per share. A fee of 6.0% of the gross proceeds was paid to the placement agent.

Basis of Presentation	3 Months Ended
Mar. 31, 2013
Basis of Presentation

Note 1. Basis of Presentation

The accompanying interim unaudited consolidated financial statements of Opexa Therapeutics, Inc. (“Opexa” or the “Company”), a development stage company, have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”) and should be read in conjunction with the audited financial statements and notes thereto contained in Opexa’s latest Annual Report filed with the SEC on Form 10-K. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosure contained in the audited financial statements for the most recent fiscal year as reported in Form 10-K have been omitted.

The accompanying consolidated financial statements include the accounts of Opexa and its wholly owned subsidiary, Opexa Hong Kong Limited (“Opexa Hong Kong”). All intercompany balances and transactions have been eliminated in the consolidation.

Significant Accounting Polices	3 Months Ended
Mar. 31, 2013
Significant Accounting Polices

Note 2. Significant Accounting Polices

Revenue Recognition. Opexa recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

On February 4, 2013, Opexa entered into an Option and License Agreement (the “Merck Agreement”) with Ares Trading SA (“Merck”), a wholly owned subsidiary of Merck Serono S.A. Pursuant to the terms, Merck has an option to acquire an exclusive, worldwide (excluding Japan) license of the Company’s Tcelna™ program for the treatment of multiple sclerosis (“MS”). Tcelna is currently in a Phase IIb clinical trial in patients with Secondary Progressive MS (“SPMS”). The option may be exercised by Merck prior to or upon the Company’s completion of the Phase IIb Trial.

Opexa received an upfront payment of $5 million for granting the option. If the option is exercised, Merck would pay the Company an upfront license fee of $25 million unless Merck is unable to advance directly into a Phase III clinical trial of Tcelna for SPMS without a further Phase II clinical trial (as determined by Merck), in which event the upfront license fee would be $15 million. After exercising the option, Merck would be solely responsible for funding development, regulatory and commercialization activities for Tcelna in MS, although the Company would retain an option to co-fund certain development in exchange for increased royalty rates. The Company would also retain rights to Tcelna in Japan, certain rights with respect to the manufacture of Tcelna, and rights outside of MS.

Opexa evaluated the Merck Agreement and determined that the $5 million upfront payment from Merck has “stand-alone value”. Opexa’s continuing performance obligations, in connection with the $5 million payment, include the execution and completion of the Phase IIb clinical trial in SPMS using commercially reasonable efforts at the Company’s own costs. As a “stand-alone value” term in the Merck Agreement, the $5 million upfront payment is determined to be a single unit of accounting, and is recognized as revenue on a straight-line basis over the exclusive option period based on the expected completion term of the Phase IIb clinical trial in SPMS. Opexa includes the unrecognized portion of the $5 million as deferred revenue on the consolidated balance sheets.

Cash and Cash Equivalents. Opexa considers all highly liquid investments with an original maturity of three months or less, when purchased, to be cash equivalents. Investments with maturities in excess of three months but less than one year are classified as short-term investments and are stated at fair market value.

Opexa primarily maintains cash balances on deposit in accounts at a U.S.-based financial institution. The aggregate cash balance on deposit in these accounts is insured by the Federal Deposit Insurance Corporation up to $250,000. Opexa’s cash balances on deposit in these accounts may, at times, exceed the federally insured limits. Opexa has not experienced any losses in such accounts.

At March 31, 2013, Opexa invested approximately $7.7 million in a savings account. For the three months ended March 31, 2013, the savings account recognized an average market yield of 0.25%. Interest income of $1,874 was recognized for the three months ended March 31, 2013 in the consolidated statements of expenses.

Other Current Assets	3 Months Ended
Mar. 31, 2013
Other Current Assets

Note 3. Other Current Assets

Other current assets consisted of the following at March 31, 2013 and December 31, 2012:

Description	March 31, 2013	December 31, 2012
Supplies inventory	$491,377	$604,179
Deferred offering costs	309,969	341,166
Prepaid expenses	365,084	132,201

	$1,166,430	$1,077,546

Supplies inventory at March 31, 2013 and December 31, 2012 includes reagents and supplies that will be used to manufacture Tcelna and placebo product in Opexa’s Phase IIb clinical study. Opexa expects to amortize these prepaid reagents and supplies to research and development costs in the consolidated statements of expenses over the course of the clinical study.

Deferred offering costs at March 31, 2013 and December 31, 2012 include costs incurred from third parties in connection with the implementation of an at-the-market program (“ATM Agreement”) in September 2012 pursuant to which Opexa may sell shares of its common stock from time to time depending upon market demand through a sales agent in transactions deemed to be an “at-the-market” offering as defined in Rule 415 of the Securities Act of 1933. As of March 31, 2013, the remaining costs of $88,446 in connection with the implementation of the ATM Agreement remained capitalized and are included in other current assets in the consolidated balance sheets. Upon the sales of shares of common stock under the ATM Agreement, the remaining capitalized costs are offset against the proceeds of such sales of shares of common stock.

Deferred offering costs at March 31, 2013 also include costs incurred from third parties in connection with the implementation of a $1.5 million purchase agreement and a $15 million purchase agreement (collectively, the “purchase agreements”) in November 2012 pursuant to which Opexa has the right to sell to Lincoln Park Capital Fund, LLC (“Lincoln Park”) an aggregate of up to $16.5 million in shares of its common stock, subject to certain conditions and limitations. As of March 31, 2013, the remaining costs of $221,523 in connection with the implementation of the purchase agreements remained capitalized and are included in other current assets in the consolidated balance sheets. Upon the sales of shares of common stock under the purchase agreements, the remaining capitalized costs are offset against the proceeds of such sales of shares of common stock.

Prepaid expenses at March 31, 2013 include advance payments totaling $220,374 made to vendors and consultants for the conduct of the Phase IIb clinical trial in SPMS.

Restricted Cash	3 Months Ended
Mar. 31, 2013
Restricted Cash

Note 4. Restricted Cash

Pursuant to the July 2012 Note financing, $1.0 million of the gross proceeds were initially required to be maintained in a segregated account and subject to a deposit control agreement while the July 2012 Notes are outstanding. Pursuant to a waiver executed by the holders of in excess of two-thirds (66-2/3%) of the principal amount of the outstanding July 2012 Notes and accepted by Opexa, the amount of the cash subject to the deposit control agreement was reduced to $500,000 on January 29, 2013. In exchange for such waiver, the Company issued warrants to the holders of the July 2012 Notes to purchase an aggregate of 187,500 shares of the Company’s common stock (see Note 11). As of March 31, 2013, the $500,000 balance in the controlled account is reported as restricted cash in the consolidated balance sheets.

Deferred Financing Costs	3 Months Ended
Mar. 31, 2013
Deferred Financing Costs

Note 5. Deferred Financing Costs

Deferred financing costs at March 31, 2013 consist of costs incurred from third parties in conjunction with the July 2012 Notes. The costs in connection with the debt financing were capitalized and are amortized to interest expense over the term of the related debt. As of March 31, 2013, the unamortized deferred financing costs totaling $158,540 are reported as deferred financing costs in the consolidated balance sheets. During the quarter ended March 31, 2013, Opexa amortized $52,939 of deferred financing costs as interest expense.

Other Assets	3 Months Ended
Mar. 31, 2013
Other Assets

Note 6. Other Assets

Other long-term assets at March 31, 2013 consist of legal costs incurred from third parties in conjunction with the Merck Agreement. These costs were capitalized and are amortized to general and administrative expenses on the consolidated statements of operations in conjunction with the recognition of revenue on a straight-line basis over the exclusive option period based on the term of the Phase IIb clinical trial in SPMS. During the quarter ended March 31, 2013, Opexa amortized $6,765 of legal costs to general and administrative expenses on the consolidated statements of operations. Opexa included the current portion of the legal costs of $42,887 in other current assets on the consolidated balance sheets and the long term portion of the legal costs of $104,027 in other long-term assets on the consolidated balance sheets.

Business Overview and Summary of Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Description of Business

Description of Business. Opexa Therapeutics, Inc. (“Opexa” or “the Company”) was initially incorporated as Sportan United Industries, Inc. (“Sportan”) in Texas in March 1991. In June 2004, PharmaFrontiers Corp. (“PharmaFrontiers”) was acquired by Sportan in a transaction accounted for as a reverse acquisition. PharmaFrontiers’ stockholders were issued Sportan shares in exchange for all of the outstanding common shares of PharmaFrontiers. Concurrent with the transaction, Sportan changed its name to PharmaFrontiers. During its development stage as a biopharmaceutical company, PharmaFrontiers acquired the worldwide exclusive license to a stem cell technology developed at Argonne National Laboratory, a U.S. Department of Energy Laboratory operated by the University of Chicago, in which adult multi-potent stem cells are derived from monocytes obtained from the patient’s own blood (the “Stem Cell License”). A patent application was filed in November 2003 with the United States Patent and Trade Office regarding the technology involved in the Stem Cell License. The initial focus for this technology is the further development of this monocyte-derived stem cell technology as a platform for the in vitro generation of highly specialized cells for potential application in autologous cell therapy for patients with diabetes mellitus (the “Diabetes Program”).

In October 2004, PharmaFrontiers acquired all of the outstanding stock of Opexa Pharmaceuticals, Inc. (“Opexa Pharmaceuticals”), a biopharmaceutical company that previously acquired the exclusive worldwide license from Baylor College of Medicine to an patient specific, autologous T-cell immunotherapy, Tcelna™ (formerly known as Tovaxin®), for the initial treatment of multiple sclerosis (MS). In June 2006, the Company changed its name to Opexa Therapeutics, Inc. from PharmaFrontiers Corp. and, in January 2007, Opexa Therapeutics, Inc., the parent, merged with its wholly owned subsidiary, Opexa Pharmaceuticals with Opexa Therapeutics, Inc. being the surviving company.

In August 2009, Opexa entered into an exclusive agreement with Novartis Institutes for BioMedical Research, Inc. (“Novartis”) whereby Novartis acquired Opexa’s rights to the Stem Cell License and associated technology platform and had full responsibility for funding and carrying out all research, development and commercialization activities. Opexa received an upfront cash payment of $3 million at the time the agreement was entered into and subsequently received $0.5 million as a technology transfer fee milestone. In November 2011, Opexa re-acquired the stem cell assets from Novartis in consideration for releasing Novartis with respect to any further payment obligations owed to Opexa by Novartis. In connection with the re-acquisition of the stem cell assets, a related license agreement with the University of Chicago was re-assigned to Opexa. Opexa and the University of Chicago entered into a Fourth Amended and Restated License Agreement in connection with such assignment to Opexa.

In September 2012, Opexa initiated a Phase IIb clinical trial of Tcelna in patients with secondary progressive MS (“SPMS”). Previously, in September 2008, the Company completed a Phase IIb clinical study of Tcelna in the relapsing-remitting MS (“RRMS”) indication.

Opexa operates in a highly regulated and competitive environment. The manufacturing and marketing of pharmaceutical products require approval from, and are subject to, ongoing oversight by the Food and Drug Administration, or FDA, in the United States, by the European Medicines Agency, or EMA, in the E.U. and by comparable agencies in other countries. Obtaining approval for a new therapeutic product is never certain and may take many years and may involve expenditure of substantial resources. Tcelna is in development stage and Opexa has not applied for a Biologics License Application (BLA) for Tcelna with the FDA nor a similar regulatory licensure in any other country, and thus Tcelna is not approved to be marketed in any country.

Development Stage Company	Development Stage Company. Opexa is considered to be in development stage and has had no commercial revenues to date.
Reverse Stock Split

Reverse Stock Split. In June, 2006, Opexa effected a one-for-ten reverse stock split of its common stock.

On December 14, 2012, Opexa effected a one-for-four reverse stock split of its common stock (the “1:4 Reverse Stock Split”) which decreased the number of common shares issued and outstanding from approximately 23.6 million shares to approximately 5.9 million shares as of December 14, 2012. The number of authorized shares of common stock and preferred stock remained the same following the 1:4 Reverse Stock Split.

Unless otherwise noted, impacted amounts included in the consolidated financial statements and notes thereto have been retroactively adjusted for the stock splits as if such stock splits occurred on the first day of the first period presented. Impacted amounts include shares of common stock issued and outstanding, shares underlying convertible promissory notes, warrants and stock options, shares reserved, conversion prices of convertible securities, exercise prices of warrants or options, and loss per share. There was no impact on preferred or common stock authorized resulting from the 1:4 Reverse Stock Split.

Principals of Consolidation

Principals of Consolidation. The financial statements include the accounts of Opexa and its former wholly-owned subsidiary, Opexa Pharmaceuticals through December 31, 2006. All intercompany accounts and transactions have been eliminated.

The consolidated financial statements include the accounts of Opexa and its wholly owned subsidiary, Opexa Hong Kong Limited (“Opexa Hong Kong”). Opexa Hong Kong was formed in the Hong Kong Special Administrative Region during 2012 in order to facilitate potential development collaborations in the pan-Asian region. Presently, Opexa Hong Kong has not entered into any agreements and has not recognized any revenues as of December 31, 2012. All intercompany transactions and balances between Opexa and Opexa Hong Kong are eliminated in consolidation.

Use of Estimates in Financial Statement Preparation

Use of Estimates in Financial Statement Preparation. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Risks and Concentrations

Certain Risks and Concentrations. Opexa is exposed to risks associated with foreign currency transactions insofar as it has used U.S. dollars to fund Opexa Hong Kong’s bank account denominated in Hong Kong dollars. As the net position of the unhedged Opexa Hong Kong bank account fluctuates, Opexa’s earnings may be negatively affected. In addition, the reported carrying value of the Company’s Hong Kong dollar-denominated assets and liabilities that remain in Opexa Hong Kong will be affected by fluctuations in the value of the U.S. dollar as compared to the Hong Kong dollar. Opexa currently does not utilize forward exchange contracts or any type of hedging instruments to hedge foreign exchange risk as Opexa believes that its overall exposure is relatively limited. As of December 31, 2012, Opexa Hong Kong reported cash and cash equivalents of $3,902 in converted U.S. dollars and does not have any reported liabilities in the consolidated balance sheets.

Cash and Cash Equivalents

Cash and Cash Equivalents. For purposes of the statements of cash flows, cash equivalents include all highly liquid investments with original maturities of three months or less. The primary objectives for the fixed income investment portfolio are liquidity and safety of principal. Investments are made with the objective of achieving the highest rate of return consistent with these two objectives. Opexa’s investment policy limits investments to certain types of instruments issued by institutions primarily with investment grade credit ratings and places restrictions on maturities and concentration by type and issuer.

Supplies Inventory

Supplies Inventory. Reagents and supplies that will be used to manufacture Tcelna and placebo product in Opexa’s Phase IIb clinical study are recorded as other current assets. The inventory of these reagents and supplies are determined at the lower of cost or market value with cost determined under the first-in first-out (FIFO) method.

Long-lived Assets

Long-lived Assets. Property and equipment are stated on the basis of historical cost less accumulated depreciation. Depreciation is provided using the straight-line method over the estimated useful lives of the assets. Major renewals and improvements are capitalized, while minor replacements, maintenance and repairs are charged to current operations. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount.

Deferred costs

Deferred costs. Opexa incurs costs in connection with a debt or equity offering or in connection with the proceeds pursuant to an execution of a strategic agreement. These costs are recorded as deferred offering or deferred financing costs in the consolidated balance sheets. Such costs may consist of legal, accounting, underwriting fees and other related items incurred through the date of the debt or equity offering or the date of the execution of the strategic agreement. Costs in connection with a debt offering are amortized to interest expense over the term of the note instrument. Costs in connection with the execution of a strategic agreement in which an initial upfront payment is received are offset to the gain recognized in the Consolidated Statements of Expenses. Additional paid in capital includes costs recorded as an offset to proceeds in connection with the completion of an equity offering.

Income Taxes

Income Taxes. Income tax expense is based on reported earnings before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes, and are measured by applying enacted tax rates in effect in years in which the differences are expected to reverse. A valuation allowance is recorded to reduce the net deferred tax asset to zero because it is more likely than not that the deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained upon an examination.

Stock-Based Compensation

Stock-Based Compensation. Opexa accounts for share-based awards issued to employees and non-employees in accordance with FASB ASC 718. Accordingly, employee share-based payment compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting is over a 3-year period). Additionally, share-based awards to non-employees are expensed over the period in which the related services are rendered at their fair value.

Research and Development

Research and Development. Research and development expenses are expensed in the consolidated statements of expenses as incurred in accordance with FASB ASC 730, Research and Development. Research and development expenses include salaries, related employee expenses, clinical trial expenses, research expenses, consulting fees, and laboratory costs. In instances in which the Company enters into agreements with third parties for research and development activities, Opexa may prepay fees for services at the initiation of the contract. Opexa records the prepayment as a prepaid asset in the consolidated balance sheets and amortizes the asset into research and development expense in the consolidated statements of operations over the period of time the contracted research and development services are performed. Other types of arrangements with third parties may be fixed fee or fee for service, and may include monthly payments or payments upon completion of milestones or deliverables. Opexa expenses the costs of licenses of patents and the prosecution of patents until the issuance of such patents and the commercialization of related products is reasonably assured. Research and development expense for the years ended December 31, 2012 and 2011 was $6,318,476 and $3,340,038, respectively.

Foreign Currency Translation and Transaction Gains and Losses

Foreign Currency Translation and Transaction Gains and Losses. Opexa records foreign currency translation adjustments and transaction gains and losses in accordance with FASB ASC 830, Foreign Currency Matters. For the Company’s operations that have a functional currency other than the U.S. dollar, gains and losses resulting from the translation of the functional currency into U.S. dollars for financial statement presentation are not included in determining net loss, but are accumulated in the cumulative foreign currency translation adjustment account as a separate component of stockholders’ equity, except for intercompany transactions that are of a short-term nature with Opexa Hong Kong that are consolidated, combined or accounted for by the equity method in Opexa’s consolidated financial statements. Opexa Hong Kong has transactions in Hong Kong dollars. Opexa records transaction gains and losses in its consolidated statements of operations related to the recurring measurement and settlement of such transactions. For the year ended December 31, 2012, Opexa did not record any gains and losses resulting from the translation of the functional currency into U.S. dollars and thus did not report any cumulative foreign currency translation adjustments in stockholders’ equity in the consolidated balance sheets.

Net Loss per Share

Net Loss per Share. Basic and diluted net loss per share is calculated based on the net loss attributable to common shareholders divided by the weighted average number of shares outstanding for the period excluding any dilutive effects of options, warrants, unvested share awards and convertible securities.

Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Current Assets

Other current assets consisted of the following at March 31, 2013 and December 31, 2012:

Description	March 31, 2013	December 31, 2012
Supplies inventory	$491,377	$604,179
Deferred offering costs	309,969	341,166
Prepaid expenses	365,084	132,201

	$1,166,430	$1,077,546

Other current assets consisted of the following at December 31, 2012 and 2011:

Description	2012	2011
Supplies inventory	$604,179	$—
Deferred offering costs	341,166	—
Prepaid expenses	132,201	124,773

	$1,077,546	$124,773

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

Description	Life	2012	2011
Computer equipment	3 years	$121,129	$99,603
Office furniture and equipment	5-7 years	274,438	251,170
Software	3 years	149,867	96,097
Laboratory equipment	7 years	1,020,158	994,994
Leasehold improvements	10 years	622,772	603,445
Manufacturing equipment	7 years	571,187	177,528

Subtotal		2,759,551	2,222,837
Less: accumulated depreciation		(1,494,510)	(1,193,601)

Property and equipment, net		$1,265,041	$1,029,236

Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Of Changes In Convertible Debt

The following table provides a summary of the changes in convertible debt—third parties, net of unamortized discount, during the quarter ended March 31, 2013:

Balance at December 31, 2012	$318,658
January 2013 Notes, face value	550,000
Discount on beneficial conversion feature of January 2013 Notes at issuance	(120,009)
Discount on fair value of Series J warrant liability at issuance	(165,820)
Repayment of January 23, 2013 Notes	(450,000)
Conversion of January 23, 2013 Notes into common stock	(100,000)
Conversion of July 25, 2012 Notes into common stock	(900,000)
Amortization of debt discount to interest expense through March 31, 2013	1,168,581

Balance at March 31, 2013	$301,410

The following table provides a summary of the changes in convertible debt – third parties, net of unamortized discount, during 2012:

Balance at December 31, 2011	$—
July 25, 2012 Notes, face value	3,455,000
Discount on beneficial conversion feature of Notes at issuance	(1,266,665)
Discount on fair value of Series I warrant liability at issuance	(1,957,665)
Amortization of debt discount to interest expense through December 31, 2012	87,988

Balance at December 31, 2012	$318,658

Related Party Transactions
Summary Of Changes In Convertible Debt

The following table provides a summary of the changes in convertible debt—related parties, net of unamortized discount, during the quarter ended March 31, 2013:

Balance at December 31, 2012	$58,105
January 2013 Notes, face value	100,000
Discount on beneficial conversion feature of January 2013 Notes at issuance	(21,820)
Discount on fair value of Series J warrant liability at issuance	(30,149)
Repayment of January 23, 2013 Notes	(100,000)
Amortization of debt discount to interest expense through March 31, 2013	69,081

Balance at March 31, 2013	$75,217

The following table provides a summary of the changes in convertible debt – related parties, net of unamortized discount, during 2012:

Balance at December 31, 2011	$—
July 25, 2012 Notes, face value	630,000
Discount on beneficial conversion feature of Notes at issuance	(230,970)
Discount on fair value of Series I warrant liability at issuance	(356,969)
Amortization of debt discount to interest expense through December 31, 2012	16,044

Balance at December 31, 2012	$58,105

Fair Value of Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Fair Value of Derivative Financial Instruments Measured at Fair Value on Recurring Basis using Significant Unobservable Inputs

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments, measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

Balance at December 31, 2011	$—
Fair value of warrant derivative liabilities at issuance	2,314,635
Realized derivative gains included in other income (expense)	(552,978)
Write off of warrant derivative liability to additional paid in capital	(1,761,657)

Balance at December 31, 2012	$—

Variables used in Lattice Option Pricing Model for Derivative Liabilities

The variables used in the Lattice option pricing model for the derivative liabilities during the year ended December 31, 2012 include:

	July 25, 2012	September 30, 2012	November 8, 2012
Market value of common stock on measurement date	$2.56	$2.70	$1.96
Projected exercise price	$5.00	$4.52	$4.56
Risk free interest rate	0.56%	0.56%	0.72%
Warrant lives in years	5	4.88	4.71
Expected volatility	193%	193%	194%
Expected dividend yield	0%	0%	0%
Offering price range	$2.56-$6.56	$2.72-$6.72	$2.56-$6.56

Stock-Based Compensation/Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Information Regarding Options and Warrants

Summary information regarding options and warrants from December 31, 2006 is as follows:

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2006	190,426	$45.92	917,590	$78.04
Year ended December 31, 2007:
Granted	73,475	21.12	—	—
Forfeited and canceled	(4,336)	30.96	—	—

Outstanding at December 31, 2007	259,565	$39.16	917,590	$78.04
Year ended December 31, 2008:
Granted	160,100	4.50	1,682,209	7.84
Forfeited and canceled	(31,617)	24.41	—	—

Outstanding at December 31, 2008	388,048	$25.88	2,599,799	$32.60
Year ended December 31, 2009:
Granted	193,583	3.83	801,143	6.68
Exercised	(15,193)	4.21	(179,691)	6.64
Forfeited and canceled	(85,605)	42.22	(52,082)	20.00

Outstanding at December 31, 2009	480,833	$14.80	3,169,169	$27.72
Year ended December 31, 2010:
Granted	38,138	8.34	1,966	8.00
Exercised	(36,284)	3.56	(17,102)	8.40
Forfeited and canceled	(97,171)	36.62	(289,160)	117.60

Outstanding at December 31, 2010	385,516	$8.60	2,864,873	$11.00
Year ended December 31, 2011:
Granted	76,157	6.29	414,649	10.44
Exercised	—	—	—	—
Forfeited and canceled	(18,750)	20.00	(671,972)	23.72

Outstanding at December 31, 2011	442,923	$7.71	2,607,550	$6.66
Year ended December 31, 2012:
Granted	411,938	3.68	1,436,121	2.56
Exercised	—	—	—	—
Forfeited and canceled	(30,241)	11.80	(464,584)	6.12

Outstanding at December 31, 2012	824,620	$5.54	3,579,087	$5.64

Summary of Options Outstanding and Exercisable

Summary of options outstanding and exercisable as of December 31, 2012 is as follows:

Range of Exercise Prices	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
$ 0.88 to $ 4.99	5.84	599,706	258,337
5.00 to 9.99	1.58	178,054	157,221
10.00 to 39.20	0.21	46,860	46,860

$ 0.88 to $39.20	7.63	824,620	462,418

Summary of Warrants Outstanding and Exercisable

Summary of warrants outstanding and exercisable as of December 31, 2012 is as follows:

Range of Exercise Prices	Weighted Average Remaining Contractual Life (years)	Number of Warrants Outstanding	Number of Warrants Exercisable
$ 0.18 to $ 4.99	1.86	1,850,102	413,981
5.00 to 9.99	0.04	1,068,905	1,068,905
10.00 to 10.44	0.53	660,080	660,080

$ 0.18 to $10.44	2.43	3,579,087	2,142,966

Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2013 is presented below:

	Number of Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contract Term (# years)	Intrinsic Value
Outstanding at January 1, 2013	824,620	$5.54
Granted	125,000	2.34
Exercised	—	—
Forfeited and canceled	(46,331)	4.73

Outstanding at March 31, 2013	903,289	$5.14	7.7	$104,769
Exercisable at March 31, 2013	485,124	$6.63	6.5	$100,730

Warrant Activity

A summary of warrant activity for the three months ended March 31, 2013 is presented below:

	Number of Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contract Term (# years)	Intrinsic Value
Outstanding at January 1, 2013	3,579,087	$5.64
Granted	972,918	2.21
Exercised	—	—
Forfeited and canceled	(1,129,359)	7.65

Outstanding at March 31, 2013	3,422,646	$4.01	3.5	$480,000
Exercisable at March 31, 2013	3,422,646	$4.01	3.5	$480,000

Business Overview and Summary of Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		119 Months Ended	122 Months Ended			1 Months Ended
	Dec. 14, 2012	Jun. 30, 2006	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2010	Dec. 31, 2012 Opexa Hong Kong	Aug. 31, 2009 Technology License Agreement
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Proceeds from up front cash payment											$ 3,000,000
Proceed from technology transfer milestone fee											500,000
Reverse stock split ratio	0.25	0.1
Common Shares outstanding before reverse split	23,600,000
Common stock, shares outstanding	5,900,000		7,991,559		6,249,369	5,762,028	6,249,369	7,991,559
Cash and cash equivalents			7,834,336	4,677,956	592,004	7,109,215	592,004	7,834,336	3,812,535	3,902
Share-based awards, vesting period					3 years
Research and development expense			$ 1,621,366	$ 1,490,097	$ 6,318,476	$ 3,340,038	$ 76,497,351	$ 78,118,717

Cash and Cash Equivalents - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jul. 25, 2012	Jan. 29, 2013 Subsequent Event
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents, money market accounts	$ 24,500	$ 7,000,000
Percentage of interest recognized from money market fund	0.01%	0.01%
Interest income from money market fund	280	932
Convertible secured promissory notes, principal amount				4,085,000
Restricted cash	$ 1,000,000		$ 500,000		$ 500,000

Other Current Assets (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Current [Line Items]
Supplies inventory	$ 491,377	$ 604,179
Deferred offering costs	309,969	341,166
Prepaid expenses	365,084	132,201	124,773
Other current assets	$ 1,166,430	$ 1,077,546	$ 124,773

Other Current Assets - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Nov. 30, 2012	Mar. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Dec. 31, 2012 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park Subsequent Event	Mar. 31, 2013 $15 Million Purchase Agreement with Lincoln Park	Dec. 31, 2012 $15 Million Purchase Agreement with Lincoln Park	Mar. 31, 2013 ATM Agreement Third Party	Dec. 31, 2012 ATM Agreement Third Party	Mar. 31, 2013 Purchase Agreement Other Current Assets	Dec. 31, 2012 Purchase Agreement Other Current Assets	Mar. 31, 2013 Option and License Agreement	Feb. 28, 2013 Option and License Agreement Subsequent Event	Dec. 31, 2012 Option and License Agreement Other Current Assets
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deferred offering costs	$ 309,969	$ 341,166								$ 88,446	$ 101,972	$ 221,523	$ 216,198			$ 22,996
Purchase agreement, aggregate shares opexa has right to sell	16,500,000	16,500,000	16,500,000	1,500,000	1,500,000	1,500,000	1,500,000	15,000,000	15,000,000
Option and License Agreement, upfront payment received														5,000,000	5,000,000
Advance payments to vendors and consultants	$ 220,374

Property and Equipment (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Computer Equipment	Dec. 31, 2011 Computer Equipment	Dec. 31, 2012 Office Furniture And Equipment	Dec. 31, 2011 Office Furniture And Equipment	Dec. 31, 2012 Office Furniture And Equipment Minimum	Dec. 31, 2012 Office Furniture And Equipment Maximum	Dec. 31, 2012 Software	Dec. 31, 2011 Software	Dec. 31, 2012 Laboratory Equipment	Dec. 31, 2011 Laboratory Equipment	Dec. 31, 2012 Leasehold Improvements	Dec. 31, 2011 Leasehold Improvements	Dec. 31, 2012 Manufacturing Equipment	Dec. 31, 2011 Manufacturing Equipment
Property, Plant, and Equipment Disclosure [Line Items]
Property, plant and equipment, useful life				3 years	10 years	3 years				5 years	7 years	3 years		7 years		10 years		7 years
Property, plant and equipment, gross		$ 2,759,551	$ 2,222,837			$ 121,129	$ 99,603	$ 274,438	$ 251,170			$ 149,867	$ 96,097	$ 1,020,158	$ 994,994	$ 622,772	$ 603,445	$ 571,187	$ 177,528
Less: accumulated depreciation	(1,572,821)	(1,494,510)	(1,193,601)
Property and equipment, net	$ 1,189,328	$ 1,265,041	$ 1,029,236

Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		119 Months Ended	122 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expense	$ 78,311	$ 67,355	$ 303,677	$ 210,252	$ 1,650,158	$ 1,728,469
Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Property, plant and equipment, useful life			3 years
Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Property, plant and equipment, useful life			10 years

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Unused net operating losses	$ 69,000,000	$ 61,000,000
Deferred tax asset	$ 23,678,228	$ 20,876,592
Net operating losses begin to expire	Dec 31, 2024

Convertible Promissory Notes - Additional Information (Detail) (USD $)	1 Months Ended					3 Months Ended	12 Months Ended	119 Months Ended	122 Months Ended	1 Months Ended				3 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended				1 Months Ended					3 Months Ended				3 Months Ended	1 Months Ended
	Feb. 28, 2013	Jan. 23, 2013	Jan. 29, 2013	Jan. 31, 2013	Jul. 25, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Jul. 25, 2012 Minimum	Feb. 28, 2013 Conversion of notes to preferred stock then to common stock	Jan. 23, 2013 Subsequent Event	Jan. 29, 2013 Subsequent Event	Mar. 31, 2013 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2004 Common Stock	Feb. 28, 2013 Convertible debt	Jan. 23, 2013 Convertible debt	Jul. 25, 2012 Convertible debt	Feb. 28, 2013 Convertible debt Common Stock	Dec. 31, 2012 Warrant Liability	Feb. 28, 2013 January 2013 Notes	Mar. 31, 2013 January 2013 Notes	Feb. 28, 2013 January 2013 Notes Common Stock	Mar. 31, 2013 July 2012 Notes	Mar. 31, 2013 Option and License Agreement	Feb. 28, 2013 Option and License Agreement Subsequent Event	Jul. 25, 2012 Conversion of Notes into Series A Preferred Stock	Jul. 25, 2012 Conversion of Notes into Series A Preferred Stock To partially fund, or an option to partner with Opexa	Jul. 25, 2012 Conversion of Notes into Series A Preferred Stock Additional capital from any partner, potential partner or any other source	Jul. 25, 2012 Conversion of Series A Convertible Preferred Stock into common stock	Jul. 25, 2012 Related Party Transactions	Mar. 31, 2013 Related Party Transactions	Jan. 31, 2013 Related Party Transactions	Dec. 31, 2012 Related Party Transactions Warrant Liability	Mar. 31, 2013 Related Party Transactions July 2012 Notes	Mar. 31, 2013 Related Party	Jan. 23, 2013 Related Party Convertible debt
Debt Instrument [Line Items]
Convertible secured promissory notes, principal amount					$ 4,085,000																											$ 630,000		$ 100,000
Debt Instrument, Maturity Date					Jul 25, 2014													Jan 23, 2014
Debt instrument interest payment date description					Interest is payable semi-annually on June 30 and December 31 in either cash or registered shares of common stock, at Opexa's election.
Convertible debt instrument, effective interest rate																		12.00%	12.00%
Convertible debt, conversion price					$ 100													$ 1.3
Milestone to elect to convert Notes into Series A convertible preferred stock, minimum																													5,000,000	25,000,000
Minimum common stock price required for 20 consecutive trading days to elect to convert																												$ 10			$ 16
Conversion of Notes to Series A convertible preferred stock, description																												The Notes can be converted into Series A convertible preferred stock at the option of the investors at a price of $100.00 per share, subject to certain limitations and adjustments. Additionally, Opexa can elect to convert the Notes into Series A convertible preferred stock if (i) Opexa’s common stock closes at or above $10.00 per share for 20 consecutive trading days or (ii) Opexa achieves certain additional funding milestones to continue its clinical trial program. These milestones include (x) executing a strategic agreement with a partner or potential partner by which Opexa will receive a minimum of $5 million to partially fund, or an option to partner with Opexa for, its Phase II clinical trial for Tcelna in patients with SPMS and (y) receiving a minimum of $25 million in additional capital (including the Note offering proceeds) from any partner, potential partner or any other source.
Series A Convertible Preferred Stock, dividend rate					8.00%
Dividend payment description					The Series A convertible preferred stock accrues dividends at the rate of 8% per annum, which are cumulative and payable semi-annually on June 30 and December 31 in either cash or registered shares of common stock at Opexa's election.
Series A Convertible Preferred Stock, Liquidation Preference					$ 100
Conversion of preferred stock into common stock, price per share					$ 3.12
Debt Conversion, Description																															Additionally, Opexa can elect to convert the Series A convertible preferred stock into common stock if the Company's common stock closes at or above $16.00 per share for 20 consecutive trading days.
Convertible notes, principal amount converted											900,000						900,000					100,000
Restricted cash						500,000	1,000,000	1,000,000	500,000				500,000
Debt instrument, beneficial conversion feature				141,829	1,497,634	141,829																										230,969	21,820
Warrants issued					957,422
Warrants exercise price	$ 3	$ 1.24	$ 1.21		$ 5					$ 2.56		$ 1.24	$ 1.21
Warrants term	4 years	5 years	5 years		5 years							5 years	5 years
Warrant excercise terms subject to antidilution adjustment description					As a result of the antidilution adjustment, the number of warrant shares for which the Series I warrant is exercisable was subject to an aggregate increase to 1,436,121 shares of Opexa’s common stock at an adjusted exercise price of $2.56 per share, subject to certain limitations and adjustments. Opexa can redeem the warrants at $0.01 per share if its common stock closes at or above $10.00 per share for 20 consecutive trading days. As a result, Opexa accounted for these reset provisions in accordance with Accounting Standards Codification (“ASC”) ASC 815-40, which requires Opexa to record the warrants as a derivative liability at the grant date and to record changes in fair value relating to the warrants at each subsequent balance sheet date.
Warrant redemption per share description		Opexa can redeem the warrants at $0.01 per share if the Company's common stock closes at or above $10.00 per share for 20 consecutive trading days.	The warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.		Opexa can redeem the warrants at $0.01 per share if its common stock closes at or above $10.00 per share for 20 consecutive trading days.							The Company can redeem the warrants at $0.01 per share if the Company’s common stock closes at or above $10.00 per share for 20 consecutive trading days.	The Company can redeem the warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.
Discount on warrant				195,969	2,314,635	195,969	2,314,635	5,974,372	6,170,341
Amortized debt discount																					104,032														16,044
Gain (loss) on derivative instruments							552,978	1,941,826	1,941,826												552,978
Convertible debt, unamortized discount							3,708,237	3,708,237																								587,939
Gross proceed from the issuance of a convertible note																		650,000																				100,000
Minimum receipt of proceeds from sale of equity securities and/or as payments from partners to pay any remaining balance of note payable																		7,500,000
Number of business days to pay remaining convertible debts																		5 days
Warrants issued				243,750		187,500			187,500
Gross proceeds from sales of common stock and warrants to purchase common stock						3,250,000
Option and License Agreement, upfront payment received																										5,000,000	5,000,000
Principal and interest paid						567,368																															100,000
Common shares issued, note conversion						365,263								365,263	690,045	15,187								77,034
Convertible notes, amortized debt discount						1,237,662	104,032	6,856,730	8,094,392														337,798
Common shares issued																				288,229
Long term liabilities																									$ 3,185,000											$ 630,000

Summary of Changes in Convertible Debt Third Parties Net of Unamortized Discount (Detail) (USD $)	3 Months Ended	12 Months Ended	119 Months Ended	122 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Feb. 28, 2013 January 2013 Notes	Mar. 31, 2013 January 2013 Notes	Mar. 31, 2013 Third Parties	Dec. 31, 2012 Third Parties	Mar. 31, 2013 Third Parties January 2013 Notes	Mar. 31, 2013 Third Parties July 2012 Notes	Mar. 31, 2013 Third Parties Beneficial Conversion Feature	Dec. 31, 2012 Third Parties Beneficial Conversion Feature	Mar. 31, 2013 Third Parties Warrants Attached to Debt	Dec. 31, 2012 Third Parties Warrants Attached to Debt	Mar. 31, 2013 Third Parties Convertible debt	Dec. 31, 2012 Third Parties Convertible debt
Debt Instrument [Line Items]
Balance at beginning of period							$ 318,658
Notes, face value							550,000	3,455,000
Discount on convertible debt		(3,708,237)	(3,708,237)								(120,009)	(1,266,665)	(165,820)	(1,957,665)
Repayment of Notes	(450,000)			(761,222)			(450,000)
Amortization of debt discount to interest expense through end of period	(1,237,662)	(104,032)	(6,856,730)	(8,094,392)		(337,798)									1,168,581	87,988
Principal amount of Notes converted to common stock					100,000				(100,000)	(900,000)
Balance at end of period							$ 301,410	$ 318,658

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 31, 2013	Aug. 15, 2012	Jul. 25, 2012	Mar. 31, 2013	Dec. 31, 2012	Feb. 28, 2013	Jan. 29, 2013
Related Party Transaction [Line Items]
Convertible secured promissory notes, principal amount			$ 4,085,000
Number of common stock to be issued upon exercise of warrant			1,436,121			541,668	187,500
Fair value of warrants liability			356,969
Debt instrument, beneficial conversion feature	141,829		1,497,634	141,829
Convertible debt, unamortized discount					3,708,237
Annual compensation to Acting Chief Financial Officer		100,000		25,000	37,500
Accounts payable-related parties				8,333	8,333
Warrant Liability
Related Party Transaction [Line Items]
Amortized debt discount					104,032
Related Party Transactions
Related Party Transaction [Line Items]
Convertible secured promissory notes, principal amount	100,000		630,000
Number of common stock to be issued upon exercise of warrant			221,483
Debt instrument, beneficial conversion feature			230,969	21,820
Convertible debt, unamortized discount			587,939
Related Party Transactions | Warrant Liability
Related Party Transaction [Line Items]
Amortized debt discount					$ 16,044

Summary of Changes in Convertible Debt Related Parties Net of Unamortized Discount (Detail) (USD $)	3 Months Ended	12 Months Ended	119 Months Ended	122 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Related Party Transactions	Dec. 31, 2012 Related Party Transactions	Dec. 31, 2011 Related Party Transactions	Mar. 31, 2013 Convertible debt Related Party Transactions	Dec. 31, 2012 Convertible debt Related Party Transactions	Mar. 31, 2013 Convertible debt Related Party Transactions Beneficial Conversion Feature	Dec. 31, 2012 Convertible debt Related Party Transactions Beneficial Conversion Feature	Mar. 31, 2013 Convertible debt Related Party Transactions Warrants Attached to Debt	Dec. 31, 2012 Convertible debt Related Party Transactions Warrants Attached to Debt
Debt Instrument [Line Items]
Balance at beginning of period								$ 58,105
Notes, face value								100,000	630,000
Repayment of Notes	(450,000)			(761,222)				(100,000)
Discount on convertible debt		(3,708,237)	(3,708,237)		(554,783)	(571,895)	0			(21,820)	(230,970)	(30,149)	(356,969)
Amortization of debt discount to interest expense through end of period	(1,237,662)	(104,032)	(6,856,730)	(8,094,392)				69,081	16,044
Balance at end of period								$ 75,217	$ 58,105

Fair Value of Derivatives Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Derivative liability, written off to additional paid in capital	$ 1,761,657
Warrants Attached to Debt
Derivative [Line Items]
Fair value of derivative liabilities at issuance	$ 2,314,635

Changes in Fair Value of Derivative Financial Instruments Measured at Fair Value on Recurring Basis using Significant Unobservable Inputs (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period
Realized derivative gains included in other income (expense)	(552,978)
Write off of warrant derivative liability to additional paid in capital	(1,761,657)
Balance, end of period
Warrants Attached to Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of derivative liabilities at issuance	$ 2,314,635

Variables used in Lattice Option Pricing Model for Derivative Liabilities (Detail) (USD $)	1 Months Ended
	Nov. 08, 2012	Sep. 30, 2012	Jul. 25, 2012
Fair Value Measurements [Line Items]
Market value of common stock on measurement date	$ 1.96	$ 2.7	$ 2.56
Projected exercise price	$ 4.56	$ 4.52	$ 5
Risk free interest rate	0.72%	0.56%	0.56%
Warrant lives in years	4 years 8 months 16 days	4 years 10 months 17 days	5 years
Expected volatility	194.00%	193.00%	193.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Fair Value Measurements [Line Items]
Offering price range	$ 2.56	$ 2.72	$ 2.56
Maximum
Fair Value Measurements [Line Items]
Offering price range	$ 6.56	$ 6.72	$ 6.56

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2005 Times	Dec. 31, 2012	Dec. 31, 2011
Commitment And Contingencies [Line Items]
Operating lease term	10 years
Operating lease, number of renewal options	2
Operating lease, additional term for each renewal option	5 years
Future minimum lease payments for year 2013		$ 157,896
Future minimum lease payments for year 2014		157,896
Future minimum lease payments for year 2015		118,422
Rent expenses		$ 136,000	$ 136,000

Significant Contractual Service and Milestone Agreements - Additional Information (Detail) (Service agreement with Pharmaceutical Research Associates Inc, USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2012	Dec. 31, 2012
Service agreement with Pharmaceutical Research Associates Inc
Schedule Of Contractual Commitments [Line Items]
Upfront cash payment	$ 543,766
Expected future upfront cash payment	37,605
Agreement initial term	4 years
Agreements additional term after renewal in years	1 year
Notice period before termination of agreement	60 days
Total payment charged to expense		$ 1,382,236

Equity - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended		119 Months Ended	122 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended
	Feb. 28, 2013	Jan. 23, 2013	Jan. 29, 2013	Jul. 25, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Nov. 30, 2012	Mar. 31, 2013 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2004 Common Stock	Nov. 30, 2012 Purchase Agreement Agreement	Dec. 31, 2011 Consultant	Dec. 31, 2012 Accrued Interest	Feb. 28, 2011 Public Offering	Nov. 30, 2012 $1.5 Million Purchase Agreement with Lincoln Park	Dec. 31, 2012 $1.5 Million Purchase Agreement with Lincoln Park	Mar. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park Common Stock	Feb. 11, 2013 Private Registered Offering	Feb. 28, 2013 ATM Agreement	Jan. 31, 2011 ATM Agreement
Equity Note [Line Items]
Common shares issued																163,224	1,036,622	56,507	265,000			125,000		167,618	96,189
Net proceeds from shares sold																						$ 142,400		$ 536,417	$ 1,066,286
Compensation and fees paid																									10,826
Warrants settlement ratio																	Each unit consisting of one share of common stock and a warrant to purchase four-tenths (0.40) of a share of common stock						Each unit consisting of one share of common stock and a warrant to purchase half (0.5) a share of common stock
Share issue, price per share																	$ 2.05						$ 3
Proceeds from issuance of common stocks and warrants, gross																	8,500,325
Warrants, exercise period																	5 years
Proceeds from issuance of common stocks and warrants, net					3,623,738	381,309	8,618,157	49,453,797	53,077,535								7,551,891		333,970				3,250,002
Exercise price of warrant	$ 3	$ 1.24	$ 1.21	$ 5													$ 10.44						$ 3
Share issue in exchange of service (in shares)															12,576
Share issue in exchange of service, value															87,028
Purchase agreement, aggregate shares opexa has right to sell					16,500,000	16,500,000		16,500,000	16,500,000	16,500,000									1,500,000	1,500,000	1,500,000
Number of purchase agreements entered														2
Common shares issued, value																		149,131
Common stock issued as fee																			2,610			975
Common shares issued, note conversion					365,263						365,263	690,045	15,187
Common shares issued																							1,083,334
Warrant term	4 years	5 years	5 years	5 years																			4 years
Commission rate on gross proceed for common stock sold																							6.00%
Amount netted against additional paid in capital as stock offering costs					$ 350,530

Stock-Based Compensation/Options and Warrants - Additional Information (Detail) (USD $)	1 Months Ended					3 Months Ended	12 Months Ended
	Feb. 28, 2013	Jan. 23, 2013	Jan. 29, 2013	Jul. 25, 2012	Feb. 28, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Jan. 31, 2013	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted						125,000	411,938	76,157	38,138	193,583	160,100	73,475
Vesting period							3 years
Number of Shares, Forfeited and canceled						46,331	30,241	18,750	97,171	85,605	31,617	4,336
Unamortized stock compensation expense						$ 1,126,780
Warrants issued					414,650
Exercise price				$ 2.56	$ 10.44
Warrants term				5 years	5 years
Number of common stock to be issued upon exercise of warrant	541,668		187,500	1,436,121
Aggregate intrinsic value of the outstanding options						104,769	13,846	227,567
Share based compensation, common stock shares issued and outstanding						903,289	824,620	442,923	385,516	480,833	388,048	259,565		190,426
Option expense recognized						191,634
Warrant term	4 years	5 years	5 years	5 years
Warrants issued to purchase common stock						187,500							243,750
Warrant exercise price	$ 3	$ 1.24	$ 1.21	$ 5
Warrant redemption price per share		$ 0.01	$ 0.01
Terms for warrant redeem		Opexa can redeem the warrants at $0.01 per share if the Company's common stock closes at or above $10.00 per share for 20 consecutive trading days.	The warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.	Opexa can redeem the warrants at $0.01 per share if its common stock closes at or above $10.00 per share for 20 consecutive trading days.
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price				$ 2.56
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase common stock		243,750
Warrants Attached to Debt
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate		0.76%
Expected life		5 years
Expected volatility rate		191.00%
Expected dividends		0
Estimated fair value of warrants		195,969
Common Stock Warrants issued to Release a Claim on Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate						0.90%
Expected life						5 years
Expected volatility rate						191.00%
Estimated fair value of warrants						219,553
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted						125,000	107,832	43,750
Weighted average exercise price, Granted						$ 2.34		$ 6.24
Stock option, term						10 years	10 years	10 years
Vesting period						3 years	3 years	3 years
Fair value of stock granted during period							$ 381,020	$ 268,451
Discount rate						1.87%		3.36%
Expected life						5 years 3 months		6 years
Expected volatility rate						194.00%		192.00%
Expected dividends						0	0	0
Number of Shares, Forfeited and canceled							4,678
Stock-based compensation expense							549,150	304,024
Unamortized stock compensation expense							1,142,135	364,064
Fair value of stock granted during period						285,226
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted							$ 1.8
Discount rate							1.40%
Expected life							5 years 3 months
Expected volatility rate							180.00%
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted							$ 3.8
Discount rate							1.98%
Expected life							7 years
Expected volatility rate							183.00%
Employee Stock Option | Senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted							254,756
Weighted average exercise price, Granted							$ 3.8
Stock option, term							10 years
Vesting period							3 years
Fair value of stock granted during period							$ 964,715
Discount rate							1.98%
Expected life							10 years
Expected volatility rate							183.00%
Expected dividends							0
Aggregate number of shares commenced vesting during period							82,009
Directors and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted								32,407
Fair value of stock granted during period								$ 196,783
Expected dividends								0
Stock-based compensation expense							141,576	185,890
Unamortized stock compensation expense							14,770	19,658
Directors and Consultants | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted								$ 3.8
Stock option, term								2 years
Vesting period								1 year
Discount rate								0.25%
Expected life								2 years
Expected volatility rate								85.00%
Stock option life, expected term								2
Directors and Consultants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted								$ 7.12
Stock option, term								10 years
Vesting period								2 years
Discount rate								3.50%
Expected life								10 years
Expected volatility rate								198.00%
Stock option life, expected term								5
Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted							18,750
Weighted average exercise price, Granted							$ 2.04
Stock option, term							10 years
Fair value of stock granted during period							$ 37,096
Discount rate							1.80%
Expected life							5 years 3 months
Expected volatility rate							185.00%
Expected dividends							0
Shares immediately vesting, percent							33.00%
Shares vesting till year end, percent							33.00%
Shares vesting next year, percent							33.00%
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted							30,600
Weighted average exercise price, Granted							$ 3.76
Fair value of stock granted during period							$ 111,428
Discount rate							2.03%
Expected life							5 years 3 months
Expected volatility rate							186.00%
Expected dividends							0
Director | Option to purchase an aggregate of 10,000 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted							10,000
Stock option, term							10 years
Shares immediately vesting, percent							50.00%
Stock options vesting percentage, remaining of period							50.00%
Director | Options to purchase an aggregate of 20, 600 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted							20,600
Stock option, term							10 years
Shares immediately vesting, percent							50.00%
Stock options vesting percentage, remaining of period							50.00%
Stock Option Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Forfeited and canceled							25,563
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Forfeited and canceled							464,584	671,972
Aggregate intrinsic value of the outstanding Warrant							$ 57,891	$ 435,913
Stock Incentive Plan 2004
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares for issuance							575,000
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, common stock shares authorized						625,000	625,000
Remaining shares available under the 2004 Plan that carryover to the 2010 Plan							793,204
Share based compensation, common stock shares issued and outstanding						903,289

Summary Information Regarding Options and Warrants (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Options
Number of Shares, Outstanding at beginning of period	824,620	442,923	385,516	480,833	388,048	259,565	190,426
Options, Granted	125,000	411,938	76,157	38,138	193,583	160,100	73,475
Options, Exercised				(36,284)	(15,193)
Options, Forfeited and canceled	(46,331)	(30,241)	(18,750)	(97,171)	(85,605)	(31,617)	(4,336)
Number of Shares, Outstanding at end of period	903,289	824,620	442,923	385,516	480,833	388,048	259,565
Weighted Average Exercise Price, Options
Weighted average exercise price options, Beginning balance	$ 5.54	$ 7.71	$ 8.6	$ 14.8	$ 25.88	$ 39.16	$ 45.92
Weighted average exercise price options, Granted	$ 2.34	$ 3.68	$ 6.29	$ 8.34	$ 3.83	$ 4.5	$ 21.12
Weighted average exercise price options, Exercised				$ 3.56	$ 4.21
Weighted average exercise price options, Forfeited and canceled	$ 4.73	$ 11.8	$ 20	$ 36.62	$ 42.22	$ 24.41	$ 30.96
Weighted average exercise price options, Ending balance	$ 5.14	$ 5.54	$ 7.71	$ 8.6	$ 14.8	$ 25.88	$ 39.16
Warrants
Warrants
Number of Shares, Outstanding at beginning of period		2,607,550	2,864,873	3,169,169	2,599,799	917,590	917,590
Warrants, Granted		1,436,121	414,649	1,966	801,143	1,682,209	0
Warrants, Exercised		0	0	(17,102)	(179,691)
Warrants, Forfeited and canceled		(464,584)	(671,972)	(289,160)	(52,082)	0	0
Number of Shares, Outstanding at end of period		3,579,087	2,607,550	2,864,873	3,169,169	2,599,799	917,590
Weighted Average Exercise Price, Warrants
Weighted average exercise price warrants, Beginning balance		$ 6.66	$ 11	$ 27.72	$ 32.6	$ 78.04	$ 78.04
Weighted average exercise price warrants, Granted		$ 2.56	$ 10.44	$ 8	$ 6.68	$ 7.84
Weighted average exercise price warrants, Exercised				$ 8.4	$ 6.64
Weighted average exercise price warrants, Forfeited and canceled		$ 6.12	$ 23.72	$ 117.6	$ 20
Weighted average exercise price warrants, Ending balance		$ 5.64	$ 6.66	$ 11	$ 27.72	$ 32.6	$ 78.04

Summary of Options Outstanding and Exercisable (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012 $0.88 to $ 4.99	Dec. 31, 2012 $5.00 to $9.99	Dec. 31, 2012 $10.00 to $39.20	Dec. 31, 2012 $0.88 to $39.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Minimum		$ 0.88	$ 5	$ 10	$ 0.88
Exercise Price Maximum		$ 4.99	$ 9.99	$ 39.2	$ 39.2
Weighted Average Remaining Contractual Life (years)		5 years 10 months 2 days	1 year 6 months 29 days	2 months 16 days	7 years 7 months 17 days
Number of Options Outstanding		599,706	178,054	46,860	824,620
Number of Options Exercisable	485,124	258,337	157,221	46,860	462,418

Summary of Warrant Outstanding and Exercisable (Detail) (Warrants, USD $)	12 Months Ended
Dec. 31, 2012
$0.18 to $ 4.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Minimum, warrant	$ 0.18
Exercise Price Maximum, warrant	$ 4.99
Weighted Average Remaining Contractual Life (years), warrant	1 year 10 months 10 days
Number of warrants Outstanding	1,850,102
Number of warrants Exercisable	413,981
$5.00 to $9.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Minimum, warrant	$ 5
Exercise Price Maximum, warrant	$ 9.99
Weighted Average Remaining Contractual Life (years), warrant	15 days
Number of warrants Outstanding	1,068,905
Number of warrants Exercisable	1,068,905
$10.00 to $10.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Minimum, warrant	$ 10
Exercise Price Maximum, warrant	$ 10.44
Weighted Average Remaining Contractual Life (years), warrant	6 months 11 days
Number of warrants Outstanding	660,080
Number of warrants Exercisable	660,080
$0.18 to $10.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Minimum, warrant	$ 0.18
Exercise Price Maximum, warrant	$ 10.44
Weighted Average Remaining Contractual Life (years), warrant	2 years 5 months 5 days
Number of warrants Outstanding	3,579,087
Number of warrants Exercisable	2,142,966

Licenses and Gain on Extinguishment of Debt - Additional Information (Detail) (USD $)	119 Months Ended	122 Months Ended	1 Months Ended	12 Months Ended		24 Months Ended		1 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Jul. 31, 2007 Licensing Agreements	Dec. 31, 2005 Licensing Agreements	Dec. 31, 2004 Licensing Agreements	Jan. 31, 2005 Licensing Agreements	Jun. 30, 2007 Licensing Agreements	Aug. 31, 2009 Technology License Agreement
Licensing Agreements And Debt [Line Items]
Consideration paid for contractual agreement					$ 232,742
Common shares issued (in shares)						53,462
Common shares issued				1,868,384	427,075	2,295,461
Consideration to be paid in cash					1,500,000
Shares to be issued as consideration of agreement					21,623
Accrued license fee payable							112,440
Gain on extinguishment of liability	1,612,440	1,612,440	1,612,440
Proceeds from up front cash payment								3,000,000
Proceed from technology transfer milestone fee								$ 500,000

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended						119 Months Ended	122 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended					1 Months Ended		1 Months Ended
	Feb. 28, 2013	Jan. 23, 2013	Jan. 29, 2013	Jul. 25, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Mar. 31, 2013	Nov. 30, 2012	Mar. 31, 2013 Option and License Agreement	Dec. 31, 2012 Accrued Interest	Nov. 30, 2012 $1.5 Million Purchase Agreement with Lincoln Park	Dec. 31, 2012 $1.5 Million Purchase Agreement with Lincoln Park	Mar. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park Common Stock	Jan. 23, 2013 Subsequent Event	Jan. 29, 2013 Subsequent Event	Jan. 23, 2013 Subsequent Event Maximum	Feb. 28, 2013 Subsequent Event Option and License Agreement	Jun. 30, 2013 Subsequent Event Accrued Interest	Jan. 31, 2013 Subsequent Event $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 Subsequent Event $1.5 Million Purchase Agreement with Lincoln Park Common Stock	Feb. 28, 2013 Convertible debt	Feb. 26, 2013 Convertible debt	Jan. 23, 2013 Convertible debt	Feb. 28, 2013 Convertible debt Common Stock	Jan. 23, 2013 Convertible debt Related Party	Feb. 28, 2013 ATM Agreement	Feb. 28, 2013 ATM Agreement Maximum	Feb. 11, 2013 Private Registered Offering	Jun. 30, 2013 Stock Awards Issued
Subsequent Event [Line Items]
Common shares issued																163,224	56,507	265,000			125,000					123,231		125,000		77,034		288,229		167,618
Purchase agreement, aggregate shares opexa has right to sell					$ 16,500,000	$ 16,500,000						$ 16,500,000	$ 16,500,000	$ 16,500,000				$ 1,500,000	$ 1,500,000	$ 1,500,000							$ 1,500,000
Net proceeds from shares sold																					142,400							142,400						536,417
Common stock issued as fee																		2,610			975							975
Gross proceed from sale of common stock																															650,000		100,000
Debt Instrument, Maturity Date				Jul 25, 2014																											Jan 23, 2014
Convertible debt instrument, effective interest rate																															12.00%
Convertible debt, conversion price				$ 100																											$ 1.3
Minimum receipt of proceeds from sale of equity securities and/or as payments from partners to pay any remaining balance of note payable																															7,500,000
Number of business days to pay remaining convertible debts																															5 days
Payments for principal and interest							35,607					311,222																		567,368
Warrant exercise price	$ 3	$ 1.24	$ 1.21	$ 5																		$ 1.24	$ 1.21													$ 3
Warrant term	4 years	5 years	5 years	5 years																		5 years	5 years													4 years
Number of common stock to be issued upon exercise of warrant	541,668		187,500	1,436,121																			187,500	243,750
Warrant redemption price per share		$ 0.01	$ 0.01																			$ 0.01	$ 0.01
Terms for warrant redeem		Opexa can redeem the warrants at $0.01 per share if the Company's common stock closes at or above $10.00 per share for 20 consecutive trading days.	The warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.	Opexa can redeem the warrants at $0.01 per share if its common stock closes at or above $10.00 per share for 20 consecutive trading days.																		The Company can redeem the warrants at $0.01 per share if the Company’s common stock closes at or above $10.00 per share for 20 consecutive trading days.	The Company can redeem the warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.
Restricted cash					500,000	1,000,000						1,000,000	500,000										500,000
Convertible notes, principal amount converted																													900,000
common stock to be sold																																			1,000,000
Commission rate on gross proceed for common stock sold																																		3.00%		6.00%
Agent commission and fees																																		16,105
Option and License Agreement, upfront payment received															5,000,000										5,000,000
Common shares issued																																				1,083,334
Warrants settlement ratio																																				Each unit consisting of one share of common stock and a warrant to purchase half (0.5) a share of common stock
Share issue, price per share																																				$ 3
Proceeds from issuance of common stocks and warrants, net					3,623,738	381,309	8,618,157					49,453,797	53,077,535					333,970																		3,250,002
Options granted, shares					125,000	411,938	76,157	38,138	193,583	160,100	73,475																										207,822
Options granted, fair value																																					$ 356,335
Options granted, weighted average exercise price					$ 2.34	$ 3.68	$ 6.29	$ 8.34	$ 3.83	$ 4.5	$ 21.12																										$ 1.75

Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	122 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Option and License Agreement, upfront payment recognized	$ 220,100	$ 220,100
Investment in savings account	7,700,000	7,700,000
Percentage of interest recognized from savings account investment	0.25%	0.25%
Interest income from savings account investment	1,874
Maximum
Summary Of Significant Accounting Policies [Line Items]
Deposit insured by the Federal Deposit Insurance Corporation	250,000	250,000
Option and License Agreement
Summary Of Significant Accounting Policies [Line Items]
Option and License Agreement, upfront payment received	5,000,000	5,000,000
Licensing milestone	25,000,000	25,000,000
Option and License Agreement, upfront payment recognized	5,000,000
Option and License Agreement, deferred revenue	5,000,000	5,000,000
Option and License Agreement | Licensing fee if Merck is unable to advance directly to Phase III trials of Tcelna
Summary Of Significant Accounting Policies [Line Items]
Licensing milestone	$ 15,000,000	$ 15,000,000

Restricted Cash - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 500,000		$ 1,000,000
Convertible secured promissory notes, percentage of principal amount outstanding	66.67%
Warrants issued to purchase common stock	187,500	243,750

Deferred Financing Costs - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended	119 Months Ended	122 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deferred financing costs	$ 158,540	$ 211,479	$ 211,479	$ 158,540
Deferred financing costs, amortized	$ 52,939	$ 58,639	$ 583,017	$ 635,956

Other Assets - Additional Information (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
General and Administrative Expense
Schedule of Other Assets [Line Items]
Legal costs, amortized	$ 6,765
Other Current Assets
Schedule of Other Assets [Line Items]
Legal costs, current	42,887
Other Assets
Schedule of Other Assets [Line Items]
Legal costs, long-term	$ 104,027

Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Number of Shares
Number of Shares, Outstanding at beginning of period	824,620	442,923	385,516	480,833	388,048	259,565	190,426
Number of Shares, Granted	125,000	411,938	76,157	38,138	193,583	160,100	73,475
Number of Shares, Exercised				36,284	15,193
Number of Shares, Forfeited and canceled	(46,331)	(30,241)	(18,750)	(97,171)	(85,605)	(31,617)	(4,336)
Number of Shares, Outstanding at end of period	903,289	824,620	442,923	385,516	480,833	388,048	259,565
Number of Shares, Exercisable at end of period	485,124
Weighted average exercise price
Weighted average exercise price options, Beginning balance	$ 5.54	$ 7.71	$ 8.6	$ 14.8	$ 25.88	$ 39.16	$ 45.92
Weighted average exercise price, Granted	$ 2.34	$ 3.68	$ 6.29	$ 8.34	$ 3.83	$ 4.5	$ 21.12
Weighted average exercise price, Exercised				$ 3.56	$ 4.21
Weighted average exercise price, Forfeited and canceled	$ 4.73	$ 11.8	$ 20	$ 36.62	$ 42.22	$ 24.41	$ 30.96
Weighted average exercise price options, Ending balance	$ 5.14	$ 5.54	$ 7.71	$ 8.6	$ 14.8	$ 25.88	$ 39.16
Weighted average exercise price, Exercisable at end of period	$ 6.63
Weighted average remaining contract term
Weighted average remaining contract term, Outstanding at end of period	7 years 8 months 12 days
Weighted average remaining contract term, Exercisable at end of period	6 years 6 months
Intrinsic Value
Intrinsic Value, Outstanding at end of period	$ 104,769	$ 13,846	$ 227,567
Intrinsic Value, Exercisable at end of period	$ 100,730

Warrant Activity (Detail) (Warrants Attached to Debt, USD $)	3 Months Ended
Mar. 31, 2013
Warrants Attached to Debt
Number of Shares
Number of Shares, Outstanding at beginning of period	3,579,087
Number of Shares, Granted	972,918
Number of Shares, Exercised
Number of Shares, Forfeited and canceled	(1,129,359)
Number of Shares, Outstanding at end of period	3,422,646
Number of Shares, Exercisable at end of period	3,422,646
Weighted average exercise price
Weighted average exercise price, Outstanding at beginning of period	$ 5.64
Weighted average exercise price, Granted	$ 2.21
Weighted average exercise price, Exercised
Weighted average exercise price, Forfeited and canceled	$ 7.65
Weighted average exercise price, Outstanding at end of period	$ 4.01
Weighted average exercise price, Exercisable at end of period	$ 4.01
Weighted average remaining contract term
Weighted average remaining contract term, Outstanding at end of period	3 years 6 months
Weighted average remaining contract term, Exercisable at end of period	3 years 6 months
Intrinsic Value
Intrinsic Value, Outstanding at end of period	$ 480,000
Intrinsic Value, Exercisable at end of the period	$ 480,000